UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02753
SBL FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SBL FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2010 (unaudited)	SBL A (Large Cap Core Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.2%
Information Technology - 21.3%
Apple, Inc.*	22,550	$6,398,562
Google, Inc. — Class A*	9,230	4,853,042
Xerox Corp.	456,550	4,725,293
Oracle Corp.	173,700	4,663,845
EMC Corp.*	225,710	4,584,170
Western Union Co.	253,900	4,486,413
Motorola, Inc.*	510,325	4,353,072
Lam Research Corp.*	86,250	3,609,563
Tyco Electronics Ltd.	93,400	2,729,148
Hewlett-Packard Co.	62,214	2,617,342
Computer Sciences Corp.	51,300	2,359,800
Synopsys, Inc.*	59,100	1,463,907
Visa, Inc. — Class A	14,700	1,091,622

Total Information Technology		47,935,779

Industrials - 16.5%
3M Co.	47,750	4,140,403
Cooper Industries plc — Class A	83,780	4,099,355
CSX Corp.	74,100	4,099,211
Equifax, Inc.	123,700	3,859,440
Cummins, Inc.	40,650	3,682,077
Boeing Co.	55,100	3,666,354
United Technologies Corp.	39,300	2,799,339
FedEx Corp.	31,800	2,718,900
Union Pacific Corp.	31,900	2,609,420
Parker Hannifin Corp.	30,300	2,122,818
Babcock & Wilcox Co.*	77,750	1,654,520
USG Corp.*	117,800	1,553,782

Total Industrials		37,005,619

Consumer Discretionary - 14.8%
Omnicom Group, Inc.	97,100	3,833,508
Macy’s, Inc.	163,000	3,763,670
TJX Companies, Inc.	83,300	3,717,679
BorgWarner, Inc.*	69,850	3,675,507
Yum! Brands, Inc.	76,850	3,539,711
Walt Disney Co.	103,500	3,426,885
Lowe’s Companies, Inc.	151,100	3,368,019
McDonald’s Corp.	44,450	3,311,970
Time Warner, Inc.	81,500	2,497,975
JC Penney Company, Inc.	76,600	2,081,988

Total Consumer Discretionary		33,216,912

Energy - 11.4%
Occidental Petroleum Corp.	57,000	4,463,100
Schlumberger Ltd.	52,500	3,234,525
Chevron Corp.	39,500	3,201,475
Peabody Energy Corp.	61,450	3,011,665
Williams Companies, Inc.	124,100	2,371,551
McDermott International, Inc.*	155,500	2,298,290
Exxon Mobil Corp.	33,600	2,076,144
Halliburton Co.	58,500	1,934,595
Chesapeake Energy Corp.	80,000	1,812,000
ConocoPhillips	19,000	1,091,170

Total Energy		25,494,515

Financials - 10.3%
U.S. Bancorp	262,048	5,665,477
JPMorgan Chase & Co.	141,536	5,388,276
AON Corp.	72,800	2,847,208
Berkshire Hathaway, Inc. — Class A*,1	21	2,614,500
Wells Fargo & Co.	94,504	2,374,886
Bank of New York Mellon Corp.	69,400	1,813,422
BB&T Corp.	48,017	1,156,249
Regions Financial Corp.	141,300	1,027,251
First Marblehead Corp.*	128,952	301,748

Total Financials		23,189,017

Health Care - 8.8%
Celgene Corp.*	60,810	3,503,264
Abbott Laboratories	66,000	3,447,840
Hospira, Inc.*	54,600	3,112,746
Warner Chilcott plc — Class A	132,500	2,973,300
Aetna, Inc.	86,500	2,734,265
Covidien plc	44,800	1,800,512
Medco Health Solutions, Inc.*	18,400	957,904
Merck & Company, Inc.	21,658	797,231
Genzyme Corp.*	5,200	368,108

Total Health Care		19,695,170

Consumer Staples - 6.4%
PepsiCo, Inc.	50,360	3,345,918
Costco Wholesale Corp.	46,800	3,018,132
Wal-Mart Stores, Inc.[1]	51,000	2,729,520
CVS Caremark Corp.	72,300	2,275,281
Philip Morris International, Inc.	23,900	1,338,878
Altria Group, Inc.	40,400	970,408
Bunge Ltd.	12,000	709,920

Total Consumer Staples		14,388,057

Materials - 4.9%
Dow Chemical Co.	202,095	5,549,529
Air Products & Chemicals, Inc.	46,640	3,862,725
Bemis Company, Inc.	49,800	1,581,150

Total Materials		10,993,404

Utilities - 2.1%
Edison International	107,600	3,700,364
NRG Energy, Inc.*	51,900	1,080,558

Total Utilities		4,780,922

Telecommunication Services - 0.7%
Windstream Corp.	122,400	1,504,296

TOTAL COMMON STOCKS
(Cost $209,210,111)		218,203,691

EXCHANGE TRADED FUNDS† - 0.5%
iShares S&P 500 Value Index Fund	9,600	520,800
iShares Russell 1000 Value Index Fund	8,800	519,112

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,116,193)		1,039,912

Total Investments - 97.7%
(Cost $210,326,304)		$219,243,603

Schedule of Investments
September 30, 2010 (unaudited)	SBL A (Large Cap Core Series)

		Market
	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Put Options on:
Wells Fargo & Co.
Expiring October 2010 with strike price of $27.00	149	$(29,055)

TOTAL OPTIONS WRITTEN
(Premiums received $44,783)		$(29,055)

Cash & Other Assets, Less Liabilities - 2.3%		5,121,546

Total Net Assets - 100.0%		$224,336,094

*	Non-income producing security

†	Value determined based on Level 1 inputs.

[1]	Security is segregated as collateral for open written option contracts.
plc            Public Limited Company

Schedule of Investments
September 30, 2010 (unaudited)	SBL B (Large Cap Value Series)

		Market
	Shares	Value
COMMON STOCKS† - 96.9%
Industrials - 16.4%
Equifax, Inc.	317,900	$9,918,480
United Technologies Corp.	102,000	7,265,460
FedEx Corp.	83,743	7,160,027
Union Pacific Corp.	84,100	6,879,380
Parker Hannifin Corp.	77,500	5,429,650
Babcock & Wilcox Co.*	199,750	4,250,680
USG Corp.*	309,100	4,077,029

Total Industrials		44,980,706

Financials - 15.8%
AON Corp.	190,600	7,454,366
Berkshire Hathaway, Inc. — Class A*,1	54	6,723,000
U.S. Bancorp	306,746	6,631,849
Wells Fargo & Co.	249,025	6,257,998
JPMorgan Chase & Co.	135,369	5,153,498
Bank of New York Mellon Corp.	177,600	4,640,688
BB&T Corp.	123,463	2,972,989
Regions Financial Corp.	356,700	2,593,209
First Marblehead Corp.*	317,112	742,042

Total Financials		43,169,639

Information Technology - 14.1%
Western Union Co.	670,200	11,842,434
Tyco Electronics Ltd.	238,850	6,979,197
Hewlett-Packard Co.	162,651	6,842,728
Computer Sciences Corp.	134,800	6,200,800
Synopsys, Inc.*	151,200	3,745,224
Visa, Inc. — Class A	38,800	2,881,288

Total Information Technology		38,491,671

Energy - 13.4%
Chevron Corp.	98,600	7,991,530
McDermott International, Inc.*	399,500	5,904,610
Williams Companies, Inc.	300,700	5,746,377
Exxon Mobil Corp.	88,100	5,443,699
Halliburton Co.	154,300	5,102,701
Chesapeake Energy Corp.	179,200	4,058,880
ConocoPhillips	41,200	2,366,116

Total Energy		36,613,913

Consumer Staples - 10.4%
Costco Wholesale Corp.	119,500	7,706,555
Wal-Mart Stores, Inc.[1]	132,200	7,075,344
CVS Caremark Corp.	186,200	5,859,714
Philip Morris International, Inc.	60,800	3,406,016
Altria Group, Inc.	108,000	2,594,160
Bunge Ltd.	31,500	1,863,540

Total Consumer Staples		28,505,329

Health Care - 9.4%
Hospira, Inc.*	139,600	7,958,595
Aetna, Inc.	222,200	7,023,742
Covidien plc	126,850	5,098,102
Medco Health Solutions, Inc.*	47,000	2,446,820
Merck & Company, Inc.	56,170	2,067,618
Genzyme Corp.*	13,800	976,902

Total Health Care		25,571,779

Consumer Discretionary - 7.9%
Lowe’s Companies, Inc.	399,000	8,893,710
Time Warner, Inc.	237,533	7,280,386
JC Penney Company, Inc.	198,800	5,403,384

Total Consumer Discretionary		21,577,480

Utilities - 4.6%
Edison International	282,400	9,711,736
NRG Energy, Inc.*	133,500	2,779,470

Total Utilities		12,491,206

Materials - 3.4%
Dow Chemical Co.	190,500	5,231,130
Bemis Company, Inc.	126,900	4,029,075

Total Materials		9,260,205

Telecommunication Services - 1.5%
Windstream Corp.	331,932	4,079,444

TOTAL COMMON STOCKS
(Cost $249,641,803)		264,741,372

EXCHANGE TRADED FUNDS† - 1.8%
iShares Russell 1000 Value Index Fund	49,500	2,920,005
iShares S&P 500 Value Index Fund	37,300	2,023,525

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,041,993)		4,943,530

Total Investments - 98.7%
(Cost $253,683,796)		$269,684,902

		Market
	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Put Options on:
Wells Fargo & Co.
Expiring October 2010 with strike price of $27.00	238	$(46,410)

TOTAL OPTIONS WRITTEN
(Premiums received $71,532)		(46,410)

Cash & Other Assets, Less Liabilities - 1.3%		3,527,163

Total Net Assets - 100.0%		$273,165,655

*	Non-income producing security

†	Value determined based on Level 1 inputs.

[1]	Security is segregated as collateral for open written option contracts.

plc	Public Limited Company

Schedule of Investments
September 30, 2010 (unaudited)	SBL C (Money Market Series)

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 7.8%
Fannie Mae[1]
0.34% due 11/01/10	$3,500,000	$3,499,640
0.30% due 11/15/10	2,500,000	2,499,625
0.39% due 01/18/11	2,000,000	1,999,092
0.31% due 10/01/10	1,100,000	1,100,000

TOTAL FEDERAL AGENCY DISCOUNT NOTES (Cost $9,095,668)		9,098,357

FEDERAL AGENCY SECURITIES†† - 6.0%
Federal Home Loan Bank[2]
0.45% due 12/29/10	2,000,000	2,001,172
0.19% due 01/14/11[3]	2,000,000	1,999,844
Farmer Mac[2]
0.40% due 10/01/10	3,000,000	3,000,000

TOTAL FEDERAL AGENCY SECURITIES (Cost $7,000,000)		7,001,016

ASSET BACKED SECURITIES†† - 0.3%
Small Business Administration Pools
#503303
0.75% due 04/25/21[3,4]	115,706	115,636
#503343
0.88% due 05/25/21[3,4]	87,113	87,113
#503295
0.75% due 04/25/21[3,4]	63,617	63,579
#502353
1.00% due 09/25/18[3,4]	28,836	28,836

TOTAL ASSET BACKED SECURITIES (Cost $295,319)		295,164

REPURCHASE AGREEMENT††,4 - 37.0%
UMB Financial Corp., 0.09%, dated 09/30/10, matures 10/01/10;repurchase amount $43,320,108 (Collateralized by U.S. Treasury Note, 1.375%,05/15/12 with a value of $21,493,982 and U.S. Treasury Note, 1.375%, 03/15/12 with a value of $22,692,419)	43,320,000	43,320,000

TOTAL REPURCHASE AGREEMENT (Cost $43,320,000)		43,320,000

COMMERCIAL PAPER†† - 49.0%
ING Funding LLC
0.47% due 10/08/10	2,000,000	1,999,906
0.46% due 10/14/10	2,000,000	1,999,837
0.47% due 10/06/10	1,000,000	999,965
0.20% due 11/19/10	1,000,000	999,621
Toyota Motor Credit Corp.
0.46% due 10/01/10	4,000,000	3,999,987
0.23% due 12/13/10	2,000,000	1,998,972
Jupiter Securitization Corp.
0.38% due 10/05/10[5]	3,000,000	2,999,879
0.25% due 11/12/10[5]	3,000,000	2,998,929
Danske Corp.
0.25% due 10/04/10	2,000,000	1,999,958
0.26% due 11/09/10	2,000,000	1,999,407
0.50% due 11/15/10[5]	2,000,000	1,999,307
Sheffield Receivables Corp.
0.36% due 10/19/10[5]	3,000,000	2,999,572
0.29% due 10/05/10[5]	2,000,000	1,999,925
Bank of America Corp.
0.24% due 11/16/10	3,000,000	2,999,127
0.40% due 10/22/10	2,000,000	1,999,768
Barclays Funding LLC
0.25% due 11/19/10	3,000,000	2,998,988
0.48% due 10/15/10	2,000,000	1,999,850
General Re Corp.
0.25% due 12/02/10	5,000,000	4,997,804
The Coca-Cola Co.
0.20% due 10/15/10[5]	2,000,000	1,999,844
0.21% due 12/01/10	2,000,000	1,999,173
0.25% due 10/07/10[5]	250,000	249,991
Prudential Funding LLC
0.42% due 11/19/10[5]	3,000,000	2,998,862
Wal-Mart Stores, Inc.
0.20% due 10/27/10	2,000,000	1,999,711
American Honda Finance Corp.
0.25% due 11/02/10	2,000,000	1,999,520
Nestle Capital Corp.
0.23% due 11/19/10[5]	2,000,000	1,999,453
Westpac Banking Corp.
0.23% due 11/04/10	250,000	249,946

TOTAL COMMERCIAL PAPER (Cost $57,485,825)		57,487,302

Total Investments - 100.1% (Cost $117,196,812)		$117,201,839
Liabilities, Less Cash & Other Assets — (0.1)%		(87,866)

Total Net Assets - 100.0%		$117,113,973

††	Value determined based on Level 2 inputs.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Variable rate security. Rate indicated is rate effective at September 30, 2010.

[4]	Maturity date indicated is next interest rate date.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $20,245,762 (cost $20,244,649), or 17.3% of total net assets.

Schedule of Investments
September 30, 2010 (unaudited)	SBL D (Global Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.1%
Information Technology - 16.6%
Apple, Inc.*	37,986	$10,778,527
Hitachi Ltd.	2,140,500	9,358,357
Mastercard, Inc. — Class A	33,299	7,458,976
Software AG	45,831	5,536,337
Xerox Corp.	520,600	5,388,210
AOL, Inc.*	70,516	1,745,271
CoreLogic, Inc.	63,200	1,210,912

Total Information Technology		41,476,590

Financials - 14.5%
Julius Baer Group Ltd.	180,389	6,566,776
BNP Paribas	79,100	5,626,351
Sony Financial Holdings, Inc.	1,475	4,805,654
Standard Chartered plc	167,425	4,805,364
JPMorgan Chase & Co.	121,130	4,611,419
PNC Financial Services Group, Inc.	39,400	2,045,254
RenaissanceRe Holdings Ltd.	33,000	1,978,680
PartnerRe Ltd.	23,600	1,892,248
Fubon Financial Holding Company Ltd.	1,511,000	1,861,994
Validus Holdings Ltd.	54,000	1,423,440
Hartford Financial Services Group, Inc.	56,900	1,305,855

Total Financials		36,923,035

Industrials - 12.5%
Deutsche Lufthansa AG	296,913	5,458,957
Marubeni Corp.	917,000	5,184,452
Amada Company Ltd.	716,000	4,905,696
Manitowoc Company, Inc.	182,400	2,208,864
JetBlue Airways Corp.*	324,800	2,172,912
East Japan Railway Co.	32,600	1,968,067
Central Japan Railway Co.	261	1,919,554
United Continental Holdings, Inc.*	72,100	1,703,723
Alaska Air Group, Inc.*	32,600	1,663,578
Alliant Techsystems, Inc.*	20,500	1,545,700
US Airways Group, Inc.*	156,400	1,446,700
Asiana Airlines	160,580	1,326,491

Total Industrials		31,504,694

Health Care - 11.3%
Express Scripts, Inc. — Class A*	199,265	9,704,206
Fresenius Medical Care AG & Co. KGaA	101,356	6,260,732
Endo Pharmaceuticals Holdings, Inc.*	64,770	2,152,955
Zimmer Holdings, Inc.*	39,200	2,051,336
Cephalon, Inc.*	30,300	1,891,932
AstraZeneca plc	35,058	1,781,677
Humana, Inc.*	34,700	1,743,328
CR Bard, Inc.	18,900	1,539,027
Kinetic Concepts, Inc.*	33,300	1,218,114

Total Health Care		28,343,307

Consumer Discretionary - 10.6%
Rent-A-Center, Inc. — Class A	284,200	6,360,396
Compass Group plc	699,996	5,833,758
Kingfisher plc	1,451,243	5,341,705
Wynn Macau Ltd.*	2,288,436	3,958,140
Gannett Company, Inc.	154,400	1,888,312
Tractor Supply Co.	35,430	1,405,154
Apollo Group, Inc. — Class A*	22,400	1,150,240
Pulte Group, Inc.*	86,000	753,360

Total Consumer Discretionary		26,691,065

Energy - 9.5%
Royal Dutch Shell plc — Class A	178,953	5,386,442
CNOOC Ltd.	2,717,222	5,267,115
Forest Oil Corp.*	166,814	4,954,376
Occidental Petroleum Corp.	57,660	4,514,778
Stone Energy Corp.*	99,600	1,467,108
Sunoco, Inc.	40,000	1,460,000
World Fuel Services Corp.	45,200	1,175,652

Total Energy		24,225,471

Materials - 8.3%
Osisko Mining Corp.*,1	476,500	6,784,649
Exxaro Resources Ltd.	313,474	5,416,047
Huntsman Corp.	169,800	1,962,888
Yamana Gold, Inc.	168,500	1,920,988
Newmont Mining Co.	29,200	1,834,052
Harmony Gold Mining Company Ltd.	156,924	1,756,461
Nippon Paper Group, Inc.	58,700	1,468,818

Total Materials		21,143,903

Telecommunication Services - 6.2%
Deutsche Telekom AG	387,967	5,308,131
MetroPCS Communications, Inc.*	424,600	4,441,316
Koninklijke KPN N.V.	276,517	4,277,163
Taiwan Mobile Company, Ltd.	717,000	1,482,165

Total Telecommunication Services		15,508,775

Consumer Staples - 5.4%
Marine Harvest ASA	5,987,861	5,218,568
Koninklijke Ahold N.V.	367,857	4,959,261
Archer-Daniels-Midland Co.	54,700	1,746,024
Empire Company Ltd. — Class A	26,644	1,425,813

Total Consumer Staples		13,349,666

Utilities - 2.2%
UGI Corp.	191,753	5,486,053

TOTAL COMMON STOCKS (Cost $222,035,081)		244,652,559

		Market
	Shares	Value
SHORT TERM INVESTMENTS†† - 3.8%
State Street General Account U.S. Government Fund	4,853,475	$4,853,475
State Street General Account Money Market Fund	4,745,892	4,745,892

TOTAL SHORT TERM INVESTMENTS (Cost $9,599,367)		9,599,367

Total Investments - 100.9% (Cost $231,634,448)		$254,251,926
Liabilities, Less Cash & Other Assets — (0.9)%		(2,151,270)

Total Net Assets - 100.0%		$252,100,656

Schedule of Investments
September 30, 2010 (unaudited)	SBL D (Global Series)

INVESTMENT CONCENTRATION
At September 30, 2010, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	45.6%	$115,785,875
Japan	11.8	29,610,598
Germany	9.0	22,564,157
United Kingdom	7.0	17,762,504
Netherlands	5.9	14,622,866
Canada	4.0	10,131,450
South Africa	2.8	7,172,508
Switzerland	2.6	6,566,776
France	2.4	5,626,351
Bermuda	2.2	5,294,368
Hong Kong	2.1	5,267,115
Norway	2.1	5,218,568
Macau	1.6	3,958,140
Taiwan, Province of China	1.3	3,344,159
Netherlands Antilles	0.5	1,326,491

Total Investments	100.9%	$254,251,926

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

[1]	Security is a PFIC (Passive Foreign Investment Company).

plc	Public Limited Company

Schedule of Investments September 30, 2010 (unaudited)	SBL E (U.S. Intermediate Bond Series)

		Market
	Shares	Value
PREFERRED STOCKS - 1.8%
JPMorgan Chase Capital
6.70% due 04/02/40*,††	$80,000	$2,031,998
Woodbourne Capital Trust III
0.00% due 04/01/49*,†††,1,2,3,4,5	300,000	56,294
Woodbourne Capital Trust IV
0.00% due 04/01/49*,†††,1,2,3,4,5	300,000	56,294
Woodbourne Capital Trust I
0.00% due 04/01/49*,†††,1,2,3,4,5	300,000	56,294
Woodbourne Capital Trust II
0.00% due 04/01/49*,†††,1,2,3,4,5	300,000	56,294

TOTAL PREFERRED STOCKS (Cost $3,205,796)		2,257,174

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 59.9%
Omnicom Group, Inc.
6.25% due 07/15/19	$4,500,000	$5,290,331
DIRECTV Holdings LLC
3.55% due 03/15/15	4,000,000	4,152,171
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,683,221
5.20% due 03/15/17	1,000,000	1,148,835
4.38% due 03/31/14	1,000,000	1,099,443
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,416,462
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,189,193
6.30% due 04/23/19	1,000,000	1,158,861
Rensselaer Polytechnic Institute
5.60% due 09/01/20	3,000,000	3,319,410
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,649,200
General Mills, Inc.
5.70% due 02/15/17	1,200,000	1,416,766
5.25% due 08/15/13	1,000,000	1,116,184
Raymond James Financial, Inc.
8.60% due 08/15/19	2,000,000	2,396,284
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,327,006
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,236,341
6.38% due 08/12/14	500,000	555,238
4.75% due 05/19/15	500,000	526,047
Wyeth
5.50% due 03/15/13	2,000,000	2,214,021
Brown-Forman Corp.
5.00% due 02/01/14	2,000,000	2,194,844
Amphenol Corp.
4.75% due 11/15/14	2,000,000	2,169,834
General Electric Capital Corp.
6.00% due 06/15/12	2,000,000	2,158,450
Wells Fargo & Co.
4.38% due 01/31/13	2,000,000	2,134,428
AstraZeneca plc
5.90% due 09/15/17	1,750,000	2,106,468
American Express Bank FSB
3.15% due 12/09/11	2,000,000	2,062,106
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,800,000	1,911,929
BlackRock, Inc.
6.25% due 09/15/17	1,500,000	1,793,655
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,748,895
Devon Financing Corporation ULC
6.88% due 09/30/11	1,600,000	1,692,667
Standard Chartered plc
6.41% due 12/29/49[1,2,3,5]	1,750,000	1,661,182
ITT Corp.
4.90% due 05/01/14	1,500,000	1,650,929
Statoil ASA
2.90% due 10/15/14	1,500,000	1,573,550
AT&T, Inc.
4.85% due 02/15/14	1,300,000	1,439,633
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,000,000	1,148,126
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,079,558
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,068,014
Microsoft Corp.
2.95% due 06/01/14	1,000,000	1,060,234
PPG Industries, Inc.
7.40% due 08/15/19	650,000	825,658
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	697,527
Duke Energy Ohio, Inc.
5.70% due 09/15/12	600,000	650,958
Residential Capital LLC
8.50% due 06/01/12	650,000	650,000
CRH America, Inc.
6.95% due 03/15/12	600,000	640,484
Arizona Public Service Co.
6.38% due 10/15/11	600,000	632,166
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	500,000	549,936
Ford Motor Credit Company LLC
7.00% due 04/15/15	500,000	534,290
Medtronic, Inc.
3.00% due 03/15/15	500,000	529,471
New York Life Global Funding
3.00% due 05/04/15[3,5]	500,000	521,481
Hartford Financial Services Group, Inc.
4.00% due 03/30/15	500,000	511,569
Express Pipeline, LP
6.47% due 12/31/13[3,5]	106,000	107,087
East Coast Power LLC
7.07% due 03/31/12	55,579	57,336

TOTAL CORPORATE BONDS (Cost $68,682,223)		75,457,479

U.S. GOVERNMENT SECURITIES† - 30.7%
U.S. Treasury Notes
2.13% due 05/31/15	6,500,000	6,776,770
1.38% due 04/15/12	4,500,000	4,571,896
2.75% due 02/15/19	3,250,000	3,371,621
3.13% due 05/15/19	3,000,000	3,187,734
0.88% due 01/31/11	3,000,000	3,006,915
0.88% due 05/31/11	2,250,000	2,259,844
3.25% due 06/30/16	2,000,000	2,189,844

Schedule of Investments September 30, 2010 (unaudited)	SBL E (U.S. Intermediate Bond Series)

	Face	Market
	Amount	Value
U.S. GOVERNMENT SECURITIES† - 30.7%
3.50% due 05/15/20	$2,000,000	$2,170,940
3.63% due 12/31/12	2,000,000	2,141,718
2.75% due 05/31/17	2,000,000	2,115,782
1.50% due 07/15/12	2,000,000	2,040,468
2.25% due 05/31/14	1,750,000	1,838,867
2.63% due 08/15/20	1,500,000	1,514,063
1.75% due 07/31/15	1,000,000	1,024,060
0.75% due 08/15/13	500,000	501,875

TOTAL U.S. GOVERNMENT SECURITIES (Cost $37,299,313)		38,712,397

FEDERAL AGENCY SECURITIES†† - 4.0%
Federal Home Loan Bank[6]
1.63% due 03/16/11	5,000,000	5,033,560

TOTAL FEDERAL AGENCY SECURITIES (Cost $5,008,979)		5,033,560

MORTGAGE BACKED SECURITIES†† - 1.2%
Homebanc Mortgage Trust
2006-1, 2.65% due 04/25/37[1]	1,090,426	712,619
Chase Mortgage Finance Corp.
2005-A1 2A2, 5.18% due 12/25/35[1]	621,584	591,848
JP Morgan Mortgage Trust
2006-A3, 3.50% due 04/25/36[1]	164,097	134,723
Ginnie Mae
#518436, 7.25% due 09/15/29	18,054	20,576
Fannie Mae[7]
FNR 1990-68 J, 6.95% due 07/25/20	2,042	2,286
FNR 1990-103 K, 7.50% due 09/25/20	718	792
Freddie Mac[7]
FHR 188 H, 7.00% due 09/15/21	916	1,061

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,896,944)		1,463,905

ASSET BACKED SECURITIES†† - 0.2%
Credit-Based Asset Servicing and Securitization LLC
0.52% due 08/25/35[1]	302,166	281,794

TOTAL ASSET BACKED SECURITIES (Cost $302,166)		281,794

Total Investments - 97.8% (Cost $116,395,421)		$123,206,309
Cash & Other Assets, Less Liabilities - 2.2%		2,716,870

Total Net Assets - 100.0%		$125,923,179

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

†††	Value determined based on Level 3 inputs.

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2010.

[2]	Perpetual

[3]	Security was acquired through a private placement.

[4]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $225,174, (cost $1,205,796) or 0.2% of total net assets.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,514,924, (cost $3,549,756) or 2.0% of total net assets.

[6]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[7]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

Schedule of Investments September 30, 2010 (unaudited)	SBL J (Mid Cap Growth Series)

		Market
	Shares	Value
COMMON STOCKS† - 94.2%
Consumer Discretionary - 21.1%
Jarden Corp.	133,325	$4,150,407
Johnson Controls, Inc.	130,700	3,986,350
Phillips-Van Heusen Corp.	54,050	3,251,648
Kohl’s Corp.*	58,550	3,084,414
Penn National Gaming, Inc.*	82,540	2,444,009
WMS Industries, Inc.*	62,045	2,362,053
Starwood Hotels & Resorts Worldwide, Inc.	44,800	2,354,240
Bed Bath & Beyond, Inc.*	54,000	2,344,140
Royal Caribbean Cruises Ltd.*	74,000	2,333,220
Las Vegas Sands Corp.*	62,050	2,162,443
Darden Restaurants, Inc.	45,450	1,944,351
Life Time Fitness, Inc.*	41,800	1,649,846

Total Consumer Discretionary		32,067,121

Information Technology - 20.7%
Agilent Technologies, Inc.*	114,300	3,814,191
Equinix, Inc.*	35,800	3,664,130
Amphenol Corp. — Class A	71,500	3,502,070
Cadence Design Systems, Inc.*	386,520	2,949,147
Cognizant Technology Solutions Corp. — Class A*	45,100	2,907,597
Alliance Data Systems Corp.*	38,210	2,493,585
Check Point Software Technologies Ltd.*	59,765	2,207,121
Lam Research Corp.*	51,335	2,148,370
Nuance Communications, Inc.*	134,970	2,110,931
Xerox Corp.	198,500	2,054,475
NetApp, Inc.*	38,200	1,901,978
PMC — Sierra, Inc.*	207,900	1,530,144

Total Information Technology		31,283,739

Industrials - 20.3%
Cooper Industries plc — Class A	94,100	4,604,313
Cummins, Inc.	49,800	4,510,884
Dover Corp.	86,230	4,502,068
Roper Industries, Inc.	65,170	4,247,781
AMETEK, Inc.	78,550	3,752,334
Union Pacific Corp.	45,440	3,716,992
Joy Global, Inc.	39,500	2,777,640
Goodrich Corp.	35,380	2,608,567

Total Industrials		30,720,579

Health Care - 10.1%
Thermo Fisher Scientific, Inc.*	90,485	4,332,422
Hospira, Inc.*	65,600	3,739,856
Teva Pharmaceutical Industries Ltd. ADR	57,005	3,007,013
Endo Pharmaceuticals Holdings, Inc.*	58,800	1,954,512
Community Health Systems, Inc.*	39,450	1,221,767
Hill-Rom Holdings, Inc.	28,600	1,026,454

Total Health Care		15,282,024

Materials - 7.7%
Ball Corp.	72,226	4,250,500
Praxair, Inc.	33,430	3,017,392
International Flavors & Fragrances, Inc.	51,050	2,476,946
Solutia, Inc.*	117,800	1,887,156

Total Materials		11,631,994

Financials - 6.8%
Discover Financial Services	181,000	3,019,080
T. Rowe Price Group, Inc.	58,400	2,923,796
HCC Insurance Holdings, Inc.	88,775	2,316,140
Comerica, Inc.	55,500	2,061,825

Total Financials		10,320,841

Energy - 4.2%
Newfield Exploration Co.*	56,750	3,259,720
FMC Technologies, Inc.*	45,300	3,093,537

Total Energy		6,353,257

Telecommunication Services - 2.0%
SBA Communications Corp. — Class A*	74,900	3,018,470
Consumer Staples - 1.3%
Clorox Co.	28,400	1,895,984

TOTAL COMMON STOCKS (Cost $123,990,499)		142,574,009

WARRANT†† - 0.0%
Nova Biosource Fuels, Inc.
$2.40, 07/05/11	358,100	493

TOTAL WARRANT (Cost $369,900)		493

EXCHANGE TRADED FUND† - 2.1%
iShares Russell Midcap Growth Index Fund	62,815	3,129,443

TOTAL EXCHANGE TRADED FUND (Cost $3,006,486)		3,129,443

Total Investments - 96.3% (Cost $127,366,885)		$145,703,945
Cash & Other Assets, Less Liabilities - 3.7%		5,623,118

Total Net Assets - 100.0%		$151,327,063

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9%
Financials - 11.3%
JPMorgan Chase & Co.	15,636	$595,262
Wells Fargo & Co.	21,091	530,017
Bank of America Corp.	32,378	424,475
Berkshire Hathaway, Inc. — Class B*	4,700	388,596
Citigroup, Inc.*	89,000	347,100
Goldman Sachs Group, Inc.	2,100	303,618
U.S. Bancorp	8,900	192,418
American Express Co.	4,100	172,323
MetLife, Inc.	4,400	169,180
Simon Property Group, Inc.	1,598	148,198
Morgan Stanley	6,000	148,080
BNP Paribas	1,910	135,859
Standard Chartered plc	4,526	129,903
State Street Corp.	3,300	124,278
DnB NOR ASA*	9,037	123,018
Chubb Corp.	2,100	119,679
Prudential Financial, Inc.	2,200	119,196
Franklin Resources, Inc.	1,100	117,590
Australia & New Zealand Banking Group, Ltd.	4,921	112,605
AON Corp.	2,800	109,508
AXA S.A.	6,095	106,577
Allstate Corp.	3,300	104,115
PNC Financial Services Group, Inc.	2,000	103,821
Barclays plc ADR	5,200	98,020
Travelers Companies, Inc.	1,714	89,299
Sun Life Financial, Inc.	3,300	86,341
Vornado Realty Trust	1,000	85,530
Muenchener Rueckversicherungs AG	596	82,560
Credit Suisse Group AG	1,904	81,384
Bank of New York Mellon Corp.	3,100	81,003
Swedbank AB	5,788	80,256
Fifth Third Bancorp	6,300	75,789
Sony Financial Holdings, Inc.	23	74,936
Invesco Ltd.	3,500	74,304
Unibail-Rodamco SE	332	73,624
Marsh & McLennan Companies, Inc.	3,000	72,360
Northern Trust Corp.	1,500	72,360
Public Storage	700	67,928
Moody’s Corp.	2,600	64,948
Regions Financial Corp.	8,700	63,249
Nordea Bank AB	5,941	61,883
Deutsche Bank AG	1,130	61,850
Swiss Life Holding AG	543	61,838
Banco Santander S.A.	4,847	61,571
Intesa Sanpaolo SpA	18,785	61,020
Kimco Realty Corp.	3,800	59,850
Mirvac Group — Class REIT	45,875	58,959
Societe Generale	1,013	58,353
Loews Corp.	1,500	56,850
Weyerhaeuser Co.	3,420	53,899
QBE Insurance Group Ltd.	3,137	52,321
CME Group, Inc. — Class A	200	52,090
China Citic Bank Corporation Ltd. — Class H	80,000	51,038
Macquarie Group Ltd.	1,394	48,858
NYSE Euronext	1,700	48,569
BM&FBovespa S.A.	5,700	47,674
DBS Group Holdings Ltd.	4,000	42,829
Kerry Properties, Ltd.	7,500	40,792
Zions Bancorporation	1,900	40,584
Sumitomo Trust & Banking Company Ltd.	8,000	40,055
Mitsubishi UFJ Financial Group, Inc.	8,400	39,140
Prudential plc	3,835	38,377
Marshall & Ilsley Corp.	5,399	38,009
Erste Group Bank AG	919	36,800
Aflac, Inc.	700	36,197
Soho China Ltd.	49,500	35,153
Mitsui Fudosan Company Ltd.	2,000	33,731
Close Brothers Group plc	2,893	33,495
SLM Corp.*	2,900	33,495
Bank of Yokohama Ltd.	7,000	32,700
Suncorp-Metway Ltd.	3,398	29,552
Principal Financial Group, Inc.	1,100	28,512
SL Green Realty Corp.	441	27,928
Deutsche Boerse AG	402	26,826
Charles Schwab Corp.	1,900	26,410
ING Groep N.V.	2,521	26,157
CIT Group, Inc.*	600	24,492
BB&T Corp.	1,000	24,080
Camden Property Trust	480	23,026
Hartford Financial Services Group, Inc.	1,000	22,950
Duke Realty Corp.	1,850	21,442
IntercontinentalExchange, Inc.*	200	20,944
LaSalle Hotel Properties	890	20,817
AvalonBay Communities, Inc.	200	20,786
Everest Re Group Ltd.	240	20,753
Weingarten Realty Investors	880	19,202
Signature Bank *	480	18,643
Janus Capital Group, Inc.	1,700	18,615
Commerce Bancshares, Inc.	494	18,569
Raymond James Financial, Inc.	720	18,238
Legg Mason, Inc.	600	18,186
ProAssurance Corp.*	300	17,277
City National Corp.	320	16,982
Lincoln National Corp.	700	16,744
Stifel Financial Corp.*	355	16,433
Westamerica Bancorporation	300	16,347
Potlatch Corp.	475	16,150
Infinity Property & Casualty Corp.	330	16,094
Regency Centers Corp.	400	15,788
ESSA Bancorp, Inc.	1,310	15,509
StanCorp Financial Group, Inc.	400	15,200
EastGroup Properties, Inc.	400	14,952
AMB Property Corp.	560	14,823
Louisiana Bancorp, Inc.*	1,000	14,590
Eaton Vance Corp.	480	13,939
Markel Corp.*	40	13,784
Waddell & Reed Financial, Inc. — Class A	480	13,133
SunTrust Banks, Inc.	500	12,915
Goldcrest Co. Ltd.	650	12,255
Western Alliance Bancorp*	1,790	11,993
St. Joe Co.*	480	11,938
Glacier Bancorp, Inc.	800	11,680
Home Bancshares, Inc.	484	9,835

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9% (continued)
Financials - 11.3% (continued)
Sandy Spring Bancorp, Inc.	560	$8,680
Selective Insurance Group, Inc.	480	7,819
East West Bancorp, Inc.	480	7,814
Employers Holdings, Inc.	480	7,570
Pinnacle Financial Partners, Inc.*	760	6,984
BlackRock, Inc. — Class A	40	6,810
WR Berkley Corp.	240	6,497
SeaBright Holdings, Inc.	800	6,448
TD Ameritrade Holding Corp.	360	5,814
Wilmington Trust Corp.	640	5,747
Interactive Brokers Group, Inc. — Class A*	320	5,507
TCF Financial Corp.	320	5,181
Popular, Inc.*	1,690	4,901
Allied Irish Banks plc	6,868	4,748
White Mountains Insurance Group Ltd.	10	3,085
First Defiance Financial Corp.	270	2,722
Kentucky First Federal Bancorp	240	2,309
Brooklyn Federal Bancorp, Inc.	890	1,629
BankAtlantic Bancorp, Inc. — Class A*	1,976	1,581
Texas Capital Bancshares, Inc.*	80	1,382
Synovus Financial Corp.	450	1,107
Citizens Republic Bancorp, Inc.*	1,070	964
MutualFirst Financial, Inc.	90	692
New York Community Bancorp, Inc.	40	650

Total Financials		8,468,417

Information Technology - 10.5%
Apple, Inc.*	3,400	964,749
Microsoft Corp.	36,100	884,089
International Business Machines Corp.	4,820	646,554
Google, Inc. — Class A*	1,000	525,790
Cisco Systems, Inc.*	21,500	470,851
Hewlett-Packard Co.	9,700	408,079
QUALCOMM, Inc.	6,900	311,328
Micron Technology, Inc.*	27,700	199,716
CA, Inc.	8,600	181,632
EMC Corp.*	7,700	156,387
Applied Materials, Inc.	13,200	154,177
National Semiconductor Corp.	11,000	140,470
Advanced Micro Devices, Inc.*	19,700	140,067
Adobe Systems, Inc.*	4,900	128,135
Visa, Inc. — Class A	1,700	126,242
McAfee, Inc.*	2,300	108,698
NVIDIA Corp.*	7,700	89,936
Mastercard, Inc. — Class A	400	89,600
Tyco Electronics Ltd.	2,975	86,930
Juniper Networks, Inc.*	2,800	84,980
Automatic Data Processing, Inc.	2,000	84,060
Red Hat, Inc.*	2,050	84,050
Nippon Electric Glass Company Ltd.	6,000	81,786
Canon, Inc.	1,600	74,648
Dell, Inc.*	5,300	68,688
Intel Corp.	3,400	65,382
Corning, Inc.	3,400	62,152
Autodesk, Inc.*	1,900	60,743
Western Union Co.	3,400	60,078
Taiwan Semiconductor Manufacturing Company Ltd.	28,129	55,894
Accenture plc — Class A	1,300	55,237
Hamamatsu Photonics KK	1,600	52,187
SanDisk Corp.*	1,400	51,310
Agilent Technologies, Inc.*	1,500	50,055
Sumco Corp.	3,200	49,906
JDS Uniphase Corp.*	3,800	47,082
LG Display Company Ltd.	1,310	45,262
Akamai Technologies, Inc.*	900	45,162
Konica Minolta Holdings, Inc.	4,500	43,876
Fiserv, Inc.*	800	43,056
ASML Holding N.V.	1,433	42,807
Kakaku.com, Inc.	7	40,540
Alcatel-Lucent	11,218	37,778
Computer Sciences Corp.	800	36,800
Autonomy Corporation plc*	1,227	34,928
Cielo S.A.	3,500	30,183
Venture Corporation Ltd.	4,000	29,871
Fidelity National Information Services, Inc.	1,000	27,130
eBay, Inc.*	1,100	26,840
Electronic Arts, Inc.*	1,600	26,288
Logica plc	13,045	25,965
Isilon Systems, Inc.*	1,130	25,176
Nintendo Company Ltd.	100	24,987
Paychex, Inc.	900	24,741
Maxim Integrated Products, Inc.	1,210	22,397
Riverbed Technology, Inc.*	480	21,878
Semtech Corp.*	1,050	21,200
Factset Research Systems, Inc.	260	21,094
Activision Blizzard, Inc.	1,896	20,515
Jack Henry & Associates, Inc.	800	20,400
Hosiden Corp.	2,100	19,017
Texas Instruments, Inc.	700	18,998
Ixia*	1,530	18,972
Cymer, Inc.*	480	17,798
Global Payments, Inc.	400	17,156
Varian Semiconductor Equipment Associates, Inc.*	590	16,980
NS Solutions Corp.	900	16,537
Marvell Technology Group Ltd.*	900	15,759
SYNNEX Corp.*	560	15,758
Advanced Energy Industries, Inc.*	1,170	15,280
Ariba, Inc.*	800	15,120
Cadence Design Systems, Inc.*	1,850	14,116
Taleo Corp. — Class A*	480	13,915
AVX Corp.	960	13,267
Art Technology Group, Inc.*	3,180	13,133
MEMC Electronic Materials, Inc.*	1,100	13,112
Websense, Inc.*	720	12,773
ON Semiconductor Corp.*	1,750	12,618
Analog Devices, Inc.	400	12,552
Heartland Payment Systems, Inc.	800	12,176
Plexus Corp.*	400	11,740
Check Point Software Technologies Ltd.*	300	11,079
Tech Data Corp.*	240	9,672
Blue Coat Systems, Inc.*	400	9,624
Cyberoptics Corp.*	1,050	9,545
Finisar Corp.*	493	9,254

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9% (continued)
Information Technology - 10.5% (continued)
Digital River, Inc.*	240	$8,170
Zoran Corp.*	1,069	8,167
Oracle Corp.	300	8,055
RightNow Technologies, Inc.*	400	7,880
Salary.com, Inc.*	1,930	7,845
Avid Technology, Inc.*	560	7,342
Xerox Corp.	700	7,245
Blackboard, Inc.*	200	7,208
BTU International, Inc.*	970	6,712
Lam Research Corp.*	160	6,696
Intersil Corp. — Class A	550	6,430
Cree, Inc.*	90	4,886
CommVault Systems, Inc.*	160	4,165
F5 Networks, Inc.*	30	3,114

Total Information Technology		8,100,408

Consumer Discretionary - 8.0%
Amazon.com, Inc.*	2,100	329,826
McDonald’s Corp.	4,300	320,393
Walt Disney Co.	7,300	241,702
Lowe’s Companies, Inc.	10,600	236,274
Home Depot, Inc.	6,250	198,000
Time Warner, Inc.	6,300	193,095
Kohl’s Corp.*	3,570	188,068
Bed Bath & Beyond, Inc.*	3,500	151,935
Comcast Corp. — Class A	7,900	142,831
Toyota Motor Corp.	3,900	140,051
Time Warner Cable, Inc. — Class A	2,339	126,283
Starbucks Corp.	4,700	120,226
Macy’s, Inc.	5,100	117,759
Coach, Inc.	2,700	115,992
AutoZone, Inc.*	500	114,455
Cie Financiere Richemont S.A.	2,300	110,740
The Gap, Inc.	5,500	102,521
NIKE, Inc. — Class B	1,180	94,565
Discovery Communications, Inc. — Class C*	2,463	94,062
Johnson Controls, Inc.	2,900	88,450
Marriott International, Inc. — Class A	2,438	87,354
MGM Resorts International*	7,641	86,190
Ford Motor Co.*	6,800	83,232
PPR	508	82,248
Honda Motor Company, Ltd.	2,300	81,630
DIRECTV — Class A*	1,900	79,097
Ross Stores, Inc.	1,400	76,468
Fortune Brands, Inc.	1,500	73,845
Carnival Corp.	1,900	72,599
Mattel, Inc.	3,000	70,380
Priceline.com, Inc.*	200	69,668
Harley-Davidson, Inc.	2,300	65,412
Persimmon plc*	10,105	63,387
Omnicom Group, Inc.	1,600	63,168
Cablevision Systems Corp. — Class A	2,360	61,808
Liberty Media Corporation - Interactive*	4,500	61,695
Kingfisher plc	16,637	61,237
Bayerische Motoren Werke AG	871	61,087
Jupiter Telecommunications Company Ltd.	53	57,136
GKN plc	20,855	55,500
British Sky Broadcasting Group plc	4,965	55,067
Inditex S.A.	680	54,024
Nikon Corp.	2,900	53,773
Benesse Holdings, Inc.	1,100	52,968
Apollo Group, Inc. — Class A*	1,000	51,351
Harman International Industries, Inc.*	1,400	46,774
Compass Group plc	5,568	46,404
McGraw-Hill Companies, Inc.	1,400	46,284
Parkson Retail Group Ltd.	25,000	43,498
Autoliv, Inc.	652	42,857
WPP plc	3,792	41,998
Nissan Motor Company Ltd.	4,800	41,914
Mitchells & Butlers plc	9,051	41,320
Aisin Seiki Company Ltd.	1,200	37,430
Esprit Holdings Ltd.	6,855	37,195
Starwood Hotels & Resorts Worldwide, Inc.	700	36,785
Stanley Black & Decker, Inc.	500	30,640
Sanoma Oyj	1,367	28,926
Lamar Advertising Co. — Class A*	880	28,002
Wynn Resorts Ltd.	300	26,031
DR Horton, Inc.	2,300	25,576
N Brown Group plc	6,873	25,158
Fossil, Inc.*	450	24,206
Liberty Global, Inc. — Class A*	785	24,186
Aegis Group plc	12,112	23,499
Dollar Tree, Inc.*	480	23,405
Television Broadcasts Ltd.	4,000	22,838
Informa plc	3,427	22,542
Gentex Corp.	1,120	21,851
Lennar Corp. — Class A	1,200	18,456
H&R Block, Inc.	1,400	18,130
Genuine Parts Co.	400	17,836
Williams-Sonoma, Inc.	560	17,752
International Game Technology	1,200	17,340
Rent-A-Center, Inc. — Class A	720	16,114
Koito Manufacturing Company Ltd.	1,000	15,332
Toll Brothers, Inc.*	800	15,216
Dick’s Sporting Goods, Inc.*	530	14,861
Pool Corp.	732	14,691
Choice Hotels International, Inc.	400	14,584
Goodyear Tire & Rubber Co.*	1,200	12,900
CarMax, Inc.*	450	12,537
Mohawk Industries, Inc.*	210	11,193
Scholastic Corp.	400	11,128
American Eagle Outfitters, Inc.	720	10,771
J Crew Group, Inc.*	320	10,758
DISH Network Corp. — Class A	560	10,730
Gaylord Entertainment Co.*	320	9,760
Advance Auto Parts, Inc.	160	9,389
BorgWarner, Inc.*	160	8,419
Thor Industries, Inc.	240	8,016
Hibbett Sports, Inc.*	320	7,984
Drugstore.com, Inc.*	4,090	7,853
Las Vegas Sands Corp.*	220	7,667
Corinthian Colleges, Inc.*	970	6,809
Sonic Corp.*	830	6,706
Culp, Inc.*	640	6,272

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9% (continued)
Consumer Discretionary - 8.0% (continued)
Madison Square Garden, Inc. — Class A*	295	$6,219
Winnebago Industries, Inc.*	480	5,002
Yum! Brands, Inc.	100	4,606
Education Management Corp.*	240	3,523
Dress Barn, Inc.*	148	3,515
AC Moore Arts & Crafts, Inc.*	1,450	3,277
Ascent Media Corp. — Class A*	43	1,149
Anvil Holdings, Inc.*,1	30	90

Total Consumer Discretionary		6,063,456

Industrials - 7.1%
General Electric Co.	36,100	586,625
3M Co.	3,700	320,827
Emerson Electric Co.	5,600	294,896
United Technologies Corp.	4,110	292,754
United Parcel Service, Inc. — Class B	3,400	226,746
Boeing Co.	3,190	212,263
Union Pacific Corp.	2,300	188,140
Honeywell International, Inc.	3,900	171,366
Precision Castparts Corp.	1,000	127,350
CSX Corp.	2,300	127,236
Danaher Corp.	3,100	125,891
Rockwell Automation, Inc.	1,900	117,287
PACCAR, Inc.	2,300	110,745
Mitsui & Company Ltd.	6,900	102,650
Republic Services, Inc. — Class A	3,100	94,519
Mitsubishi Corp.	3,800	90,169
Caterpillar, Inc.	1,100	86,548
Mitsubishi Electric Corp.	10,000	86,003
FedEx Corp.	1,000	85,500
Koninklijke Philips Electronics N.V.	2,662	83,676
SembCorp Industries Ltd.	24,900	82,558
Lockheed Martin Corp.	1,100	78,408
Cooper Industries plc — Class A	1,600	78,287
DCC plc	2,562	73,390
Northrop Grumman Corp.	1,200	72,756
Bouygues S.A.	1,657	71,130
Fastenal Co.	1,200	63,828
Joy Global, Inc.	900	63,288
Textron, Inc.	2,900	59,624
Central Japan Railway Co.	8	58,837
Southwest Airlines Co.	4,200	54,894
Fluor Corp.	1,100	54,483
China Railway Construction Corporation Ltd. — Class H*	39,000	52,476
CH Robinson Worldwide, Inc.	700	48,944
Rolls-Royce Group plc	4,979	47,205
Ingersoll-Rand plc	1,300	46,423
General Dynamics Corp.	700	43,967
Hutchison Whampoa Ltd.	4,700	43,858
Finmeccanica SpA	3,671	43,620
Bunka Shutter Company Ltd.	59	40,201
Legrand S.A.	1,127	38,122
Expeditors International of Washington, Inc.	800	36,984
Cummins, Inc.	400	36,232
Carillion plc	7,131	35,142
Charter International plc	3,191	34,815
Prysmian SpA	1,892	34,567
Ryder System, Inc.	800	34,216
Cintas Corp.	1,200	33,060
ABB Ltd.	1,558	32,838
Raytheon Co.	700	31,997
Cargotec Oyj — Class B	684	29,563
First Solar, Inc.*	200	29,470
AO Smith Corp.	480	27,787
Masco Corp.	2,300	25,323
Triumph Group, Inc.	320	23,869
QinetiQ Group plc	13,798	23,345
Makita Corp.	700	22,195
Manpower, Inc.	400	20,880
Advisory Board Co.*	450	19,867
Applied Industrial Technologies, Inc.	630	19,278
Knight Transportation, Inc.	960	18,557
Tyco International Ltd.	500	18,365
Nippon Yusen KK	4,000	16,386
Waste Connections, Inc.*	400	15,864
UTI Worldwide, Inc.	970	15,598
Nordson Corp.	210	15,475
American Science & Engineering, Inc.	210	15,467
Insituform Technologies, Inc. — Class A*	630	15,233
Babcock & Wilcox Co.*	715	15,215
Baldor Electric Co.	360	14,544
Robert Half International, Inc.	500	13,000
Actuant Corp. — Class A	550	12,628
Covanta Holdings Corp.	800	12,600
Greenbrier Companies, Inc.*	800	12,472
Universal Forest Products, Inc.	400	11,700
Teledyne Technologies, Inc.*	290	11,548
Quanta Services, Inc.*	600	11,448
FTI Consulting, Inc.*	320	11,100
Harsco Corp.	450	11,061
Toshiba Machine Company Ltd.	3,000	10,349
American Reprographics Co.*	1,290	10,127
Oshkosh Corp.*	360	9,900
Foster Wheeler AG*	400	9,784
Middleby Corp.*	150	9,509
Corporate Executive Board Co.	300	9,468
Huron Consulting Group, Inc.*	420	9,236
General Cable Corp.*	320	8,678
Navigant Consulting, Inc.*	720	8,374
Consolidated Graphics, Inc.*	200	8,290
AMR Corp.*	1,290	8,088
Herman Miller, Inc.	400	7,872
AirTran Holdings, Inc.*	1,050	7,718
Goodrich Corp.	100	7,373
Bucyrus International, Inc. — Class A	90	6,242
Belden, Inc.	220	5,804
Delta Air Lines, Inc.*	480	5,587
Skywest, Inc.	400	5,584
USG Corp.*	400	5,276
Verisk Analytics, Inc. — Class A*	160	4,482
John Bean Technologies Corp.	248	3,995
CLARCOR, Inc.	80	3,090
H&E Equipment Services, Inc.*	320	2,550

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9% (continued)
Industrials - 7.1% (continued)
A123 Systems, Inc.*	180	$1,615

Total Industrials		5,736,170

Health Care - 7.3%
Johnson & Johnson	9,258	573,625
Pfizer, Inc.	29,472	506,034
Merck & Company, Inc.	11,836	435,683
Abbott Laboratories	4,400	229,856
Amgen, Inc.*	4,110	226,502
GlaxoSmithKline plc ADR	5,400	213,408
Sanofi-Aventis S.A.	2,722	181,387
Bristol-Myers Squibb Co.	5,800	157,238
UnitedHealth Group, Inc.	4,400	154,484
Celgene Corp.*	2,500	144,025
Express Scripts, Inc. — Class A*	2,900	141,230
WellPoint, Inc.*	2,300	130,272
Gilead Sciences, Inc.*	3,600	128,196
Eli Lilly & Co.	3,340	122,010
Roche Holding AG	855	116,773
Stryker Corp.	2,300	115,115
Baxter International, Inc.	2,100	100,191
McKesson Corp.	1,600	98,848
Medtronic, Inc.	2,800	94,024
Zimmer Holdings, Inc.*	1,700	88,961
Allergan, Inc.	1,300	86,489
Fresenius SE	965	77,942
St. Jude Medical, Inc.*	1,900	74,746
CIGNA Corp.	2,000	71,560
Elekta AB — Class B	1,907	69,042
Medco Health Solutions, Inc.*	1,200	62,472
DaVita, Inc.*	900	62,127
Intuitive Surgical, Inc.*	200	56,748
CSL, Ltd.	1,758	56,145
Thermo Fisher Scientific, Inc.*	1,100	52,667
CR Bard, Inc.	600	48,858
Life Technologies Corp.*	1,000	46,690
Biogen Idec, Inc.*	700	39,284
Edwards Lifesciences Corp.*	570	38,219
Cardinal Health, Inc.	1,100	36,344
Human Genome Sciences, Inc.*	1,210	36,046
Waters Corp.*	500	35,390
Covidien plc	875	35,166
DENTSPLY International, Inc.	1,000	31,970
Terumo Corp.	600	31,838
Illumina, Inc.*	630	30,996
Astellas Pharma, Inc.	800	28,891
Hospira, Inc.*	500	28,505
Cephalon, Inc.*	400	24,976
Rohto Pharmaceutical Company Ltd.	2,000	24,915
Henry Schein, Inc.*	400	23,432
Valeant Pharmaceuticals International, Inc.*	855	21,414
LifePoint Hospitals, Inc.*	560	19,634
Covance, Inc.*	400	18,716
Forest Laboratories, Inc.*	600	18,558
Chugai Pharmaceutical Company Ltd.	1,000	18,375
Boston Scientific Corp.*	2,900	17,777
Computer Programs & Systems, Inc.	400	17,028
Techne Corp.	270	16,667
Thoratec Corp.*	440	16,271
Laboratory Corporation of America Holdings*	200	15,686
AMERIGROUP Corp.*	360	15,289
CareFusion Corp.*	600	14,904
Gen-Probe, Inc.*	280	13,569
STERIS Corp.	400	13,288
Medicines Co.*	930	13,206
Community Health Systems, Inc.*	400	12,388
Hologic, Inc.*	748	11,975
Alkermes, Inc.*	800	11,720
Omnicare, Inc.	490	11,701
BioMarin Pharmaceutical, Inc.*	480	10,728
Vertex Pharmaceuticals, Inc.*	280	9,680
Medicis Pharmaceutical Corp. — Class A	310	9,192
Incyte Corporation Ltd.*	560	8,954
Tenet Healthcare Corp.*	1,800	8,496
Alexion Pharmaceuticals, Inc.*	120	7,723
Martek Biosciences Corp.*	320	7,242
Maxygen, Inc.*	1,210	7,006
Accelrys, Inc.*	1,003	6,981
Charles River Laboratories International, Inc.*	130	4,310
Health Management Associates, Inc. — Class A*	400	3,064
Acorda Therapeutics, Inc.*	90	2,972
Healthways, Inc.*	250	2,910

Total Health Care		5,556,744

Energy - 6.6%
Exxon Mobil Corp.	19,207	1,186,800
Chevron Corp.	8,050	652,452
Schlumberger Ltd.	6,814	419,811
Royal Dutch Shell plc (Cl.B) ADR	3,900	229,281
ConocoPhillips	3,800	218,234
Occidental Petroleum Corp.	2,700	211,410
Baker Hughes, Inc.	3,240	138,024
Murphy Oil Corp.	2,200	136,224
FMC Technologies, Inc.*	1,942	132,619
EOG Resources, Inc.	1,400	130,157
BP plc ADR	3,100	127,627
Newfield Exploration Co.*	2,100	120,624
Spectra Energy Corp.	4,600	103,730
Statoil ASA	4,891	102,054
Peabody Energy Corp.	1,900	93,119
Southwestern Energy Co.*	2,600	86,944
Hess Corp.	1,400	82,768
Williams Companies, Inc.	4,000	76,440
Suncor Energy, Inc.	2,300	74,865
Subsea 7, Inc.*	3,001	58,637
Range Resources Corp.	1,400	53,382
El Paso Corp.	4,200	51,996
Devon Energy Corp.	800	51,792
McDermott International, Inc.*	3,320	49,070
Halliburton Co.	1,400	46,298
Saipem SpA	1,101	44,103
Valero Energy Corp.	2,500	43,775
BG Group plc	2,280	40,080
Beach Energy Ltd.	60,116	39,502

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9% (continued)
Energy - 6.6% (continued)
China Oilfield Services, Ltd. — Class H	24,000	$37,552
Consol Energy, Inc.	1,000	36,960
Petroleo Brasileiro S.A. ADR	1,100	36,102
Concho Resources, Inc.*	480	31,762
Whiting Petroleum Corp.*	320	30,563
Anadarko Petroleum Corp.	500	28,525
Fugro N.V.	371	24,399
Complete Production Services, Inc.*	1,050	21,473
Diamond Offshore Drilling, Inc.	300	20,331
Ultra Petroleum Corp.*	480	20,150
Modec, Inc.	1,000	15,644
Arch Coal, Inc.	560	14,958
WorleyParsons Ltd.	669	14,384
Alpha Natural Resources, Inc.*	280	11,522
Holly Corp.	390	11,213
Mariner Energy, Inc.*	400	9,692
Forest Oil Corp.*	320	9,504
Westmoreland Coal Co.*	720	7,099
GeoMet, Inc.*	2,950	2,543

Total Energy		5,186,194

Consumer Staples - 6.3%
Procter & Gamble Co.	12,073	724,018
PepsiCo, Inc.	7,697	511,388
Coca-Cola Co.	8,300	485,716
Philip Morris International, Inc.	6,130	343,403
Wal-Mart Stores, Inc.	5,300	283,656
Nestle S.A.	4,769	254,077
Kimberly-Clark Corp.	3,000	195,150
CVS Caremark Corp.	5,468	172,078
Tesco plc	25,757	171,585
Avon Products, Inc.	4,700	150,917
Kraft Foods, Inc. — Class A	4,725	145,814
Clorox Co.	1,800	120,168
Altria Group, Inc.	5,000	120,100
General Mills, Inc.	2,800	102,312
Kellogg Co.	2,000	101,020
Walgreen Co.	3,000	100,500
Pernod-Ricard S.A.	1,057	88,269
Kroger Co.	4,000	86,640
Sysco Corp.	2,700	77,004
Unilever plc	2,381	68,900
L’Oreal S.A.	575	64,662
Colgate-Palmolive Co.	800	61,488
Campbell Soup Co.	1,500	53,625
FamilyMart Company Ltd.	1,400	50,191
Whole Foods Market, Inc.*	1,300	48,243
Archer-Daniels-Midland Co.	1,400	44,688
Kirin Holdings Company Ltd.	3,000	42,583
Dairy Crest Group plc	5,274	30,705
Kobayashi Pharmaceutical Company Ltd.	500	22,190
Boston Beer Company, Inc. — Class A*	290	19,392
House Foods Corp.	1,200	18,240
BJ’s Wholesale Club, Inc.*	400	16,600
Energizer Holdings, Inc.*	240	16,135
Bunge Ltd.	260	15,382
Alliance One International, Inc.*	3,360	13,944
Tootsie Roll Industries, Inc.	499	12,415
Casey’s General Stores, Inc.	190	7,933
Pantry, Inc.*	320	7,715
Reed’s, Inc.*	1,610	3,140
Church & Dwight Company, Inc.	40	2,598

Total Consumer Staples		4,854,584

Materials - 2.7%
Freeport-McMoRan Copper & Gold, Inc. — Class B	2,369	202,289
Monsanto Co.	2,900	138,997
Rio Tinto Ltd.	1,763	130,789
Praxair, Inc.	1,400	126,364
Umicore	2,197	94,985
E. I. du Pont de Nemours & Co.	2,051	91,516
BHP Billiton Ltd.	2,190	82,343
Wacker Chemie AG	414	76,399
Sherwin-Williams Co.	1,000	75,139
BASF SE	1,150	72,525
Dow Chemical Co.	2,400	65,904
Agnico-Eagle Mines Ltd.	900	63,927
International Paper Co.	2,800	60,900
BHP Billiton plc	1,913	60,872
Vulcan Materials Co.	1,600	59,072
Nucor Corp.	1,400	53,480
Eastman Chemical Co.	700	51,800
Barrick Gold Corp.	1,100	50,919
Asahi Kasei Corp.	9,000	49,590
United States Steel Co.	1,100	48,224
Kobe Steel Ltd.	17,000	39,911
Cliffs Natural Resources, Inc.	600	38,352
SSAB AB — Class A	2,311	36,862
Showa Denko KK	18,000	34,497
Cemex S.A. de CV — Class Preference*	36,645	31,321
Mosaic Co.	510	29,968
Allied Nevada Gold Corp.*	1,130	29,945
Clearwater Paper Corp.*	380	28,910
Potash Corporation of Saskatchewan, Inc.	200	28,808
Hitachi Chemical Company Ltd.	1,300	24,261
Air Water, Inc.	2,000	23,765
Albemarle Corp.	480	22,469
Arch Chemicals, Inc.	520	18,247
Cabot Corp.	500	16,285
Myers Industries, Inc.	1,790	15,376
Koppers Holdings, Inc.	560	15,047
Steel Dynamics, Inc.	1,050	14,816
Tosoh Corp.	5,000	13,475
Domtar Corp.	193	12,464
Carpenter Technology Corp.	320	10,787
Martin Marietta Materials, Inc.	110	8,467
Haynes International, Inc.	240	8,381
Senomyx, Inc.*	2,010	8,000
American Vanguard Corp.	1,130	6,983

Total Materials		2,173,431

Telecommunication Services - 2.1%
AT&T, Inc.	26,092	746,231
Vodafone Group plc ADR	7,100	176,151
Telefonica S.A.	6,465	160,115
Crown Castle International Corp.*	2,560	113,023

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

		Market
	Shares	Value
COMMON STOCKS† - 63.9% (continued)
Telecommunication Services - 2.1% (continued)
Sprint Nextel Corp.*	24,100	$111,583
American Tower Corp. — Class A*	1,830	93,806
America Movil SAB de CV ADR	1,700	90,661
Telecom Italia SpA	54,800	61,752
KDDI Corp.	10	47,853
NII Holdings, Inc.*	950	39,045
Telstra Corporation Ltd.	14,268	36,123
Hutchison Telecommunications Hong Kong Holdings Ltd.	88,000	24,271
NTELOS Holdings Corp.	630	10,660
SBA Communications Corp. — Class A*	240	9,672
Leap Wireless International, Inc.*	240	2,964

Total Telecommunication Services		1,723,910

Utilities - 2.0%
Exelon Corp.	3,700	157,546
CenterPoint Energy, Inc.	9,300	146,196
AES Corp.*	12,800	145,280
Entergy Corp.	1,600	122,448
E.ON AG	3,446	101,625
Allegheny Energy, Inc.	3,600	88,272
Scottish & Southern Energy plc	4,959	87,253
PPL Corp.	3,000	81,690
Constellation Energy Group, Inc.	2,200	70,928
GDF Suez	1,519	54,385
Sempra Energy	1,000	53,800
Calpine Corp.*	3,500	43,575
TECO Energy, Inc.	2,500	43,300
FirstEnergy Corp.	1,100	42,394
Iberdrola Renovables S.A.	11,853	39,400
NextEra Energy, Inc.	700	38,073
Public Service Enterprise Group, Inc.	800	26,464
Alliant Energy Corp.	720	26,172
Southwest Gas Corp.	720	24,185
EDP — Energias do Brasil S.A.	1,100	23,572
OGE Energy Corp.	560	22,327
American Electric Power Co., Inc.	600	21,738
Great Plains Energy, Inc.	1,130	21,357
NiSource, Inc.	1,200	20,880
Progress Energy, Inc.	400	17,768
Pepco Holdings, Inc.	900	16,740
EDF Energies Nouvelles S.A.	421	16,135
National Fuel Gas Co.	240	12,434
Mirant Corp.*	820	8,167
RRI Energy, Inc.*	1,850	6,568

Total Utilities		1,580,672

TOTAL COMMON STOCKS (Cost $45,797,770)		49,443,986

PREFERRED STOCKS - 0.1%
Volkswagen AG†	652	78,699
Dana Holding Corp.
4.00% ††,2,3	50	5,456
Fannie Mae[4]
8.25% due 12/31/10*,†	1,050	457

TOTAL PREFERRED STOCKS (Cost $79,701)		84,612

RIGHTS†† - 0.0%
Deutsche Bank AG
Expires 10/05/10	222	1,075

TOTAL RIGHTS (Cost $1,209)		1,075

WARRANTS†† - 0.0%
Anvil Holdings, Inc.
$1.00, 02/28/12	333	6
Anvil Holdings, Inc.
$1.00, 02/28/12	370	4

TOTAL WARRANTS (Cost $3,850)		10

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 13.1%
Morgan Stanley
4.10% due 01/26/15	$110,000	$113,644
6.00% due 04/28/15	100,000	109,943
4.00% due 07/24/15	100,000	101,914
4.20% due 11/20/14	10,000	10,367
Goldman Sachs Group, Inc.
6.15% due 04/01/18	235,000	260,666
3.70% due 08/01/15	30,000	30,693
7.50% due 02/15/19	20,000	23,795
6.00% due 06/15/20	15,000	16,498
Citigroup, Inc.
6.50% due 08/19/13	120,000	132,584
5.50% due 04/11/13	45,000	48,278
5.50% due 08/27/12	37,000	39,418
5.38% due 08/09/20	25,000	25,866
5.50% due 10/15/14	20,000	21,701
JPMorgan Chase & Co.
6.00% due 01/15/18	205,000	234,107
3.70% due 01/20/15	5,000	5,282
Bank of America Corp.
5.65% due 05/01/18	135,000	143,033
5.63% due 07/01/20	55,000	58,118
6.50% due 08/01/16	20,000	22,488
Merrill Lynch & Company, Inc.
6.88% due 04/25/18	85,000	95,344
7.75% due 05/14/38	35,000	40,595
5.45% due 02/05/13	35,000	37,588
Xerox Corp.
6.75% due 02/01/17	100,000	117,250
6.35% due 05/15/18	25,000	29,004
5.50% due 05/15/12	15,000	15,960
AT&T, Inc.
5.63% due 06/15/16	50,000	58,079
6.45% due 06/15/34	50,000	56,329
General Electric Capital Corp.
1.88% due 09/16/13	110,000	110,331
Nordic Telephone Company Holdings ApS
8.88% due 05/01/16[2,3]	100,000	106,250
DIRECTV Holdings LLC
5.88% due 10/01/19	45,000	51,074
7.63% due 05/15/16	25,000	27,875
3.55% due 03/15/15	25,000	25,951
AmeriGas Partners, LP
7.13% due 05/20/16	100,000	104,250
SunGard Data Systems, Inc.
9.13% due 08/15/13	100,000	102,125

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 13.1% (continued)
Pemex Project Funding Master Trust
5.75% due 03/01/18	$80,000	$87,674
NBC Universal, Inc.
5.15% due 04/30/20[2,3]	60,000	64,796
5.95% due 04/01/41[2]	20,000	20,572
Altria Group, Inc.
4.13% due 09/11/15	45,000	48,261
8.50% due 11/10/13	25,000	29,936
9.25% due 08/06/19	5,000	6,702
Encana Corp.
5.90% due 12/01/17	35,000	40,860
6.50% due 08/15/34	35,000	40,710
Svensk Exportkredit AB
5.13% due 03/01/17	70,000	81,226
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	70,000	78,138
Hilcorp Energy I, LP
7.75% due 11/01/15[2,3]	75,000	75,750
South Africa Government International Bond
6.50% due 06/02/14	65,000	73,938
Petrobras International Finance Co.
5.88% due 03/01/18	35,000	38,892
7.88% due 03/15/19	15,000	18,707
5.75% due 01/20/20	10,000	11,070
Anheuser-Busch InBev Worldwide, Inc.
5.38% due 11/15/14[2,3]	60,000	67,346
Telecom Italia Capital S.A.
6.18% due 06/18/14	30,000	33,084
5.25% due 11/15/13	30,000	32,232
SLM Corp.
8.45% due 06/15/18	25,000	25,252
5.38% due 05/15/14	25,000	24,327
5.13% due 08/27/12	15,000	15,164
Wachovia Corp.
5.75% due 02/01/18	55,000	62,676
Simon Property Group, LP
5.75% due 12/01/15	55,000	62,631
Valero Energy Corp.
6.13% due 06/15/17	55,000	60,819
Historic TW, Inc.
6.88% due 06/15/18	50,000	60,553
Ford Motor Credit Company LLC
12.00% due 05/15/15	25,000	31,487
8.13% due 01/15/20	25,000	28,727
Time Warner Cable, Inc.
5.40% due 07/02/12	55,000	58,925
Baltimore Gas & Electric Co.
5.90% due 10/01/16	50,000	58,773
PNC Funding Corp.
5.63% due 02/01/17	35,000	38,216
4.38% due 08/11/20	20,000	20,460
Telefonica Emisiones SAU
6.22% due 07/03/17	35,000	40,865
5.88% due 07/15/19	15,000	17,165
Rio Tinto Finance USA, Ltd.
5.88% due 07/15/13	35,000	39,010
8.95% due 05/01/14	15,000	18,520
Public Service Electric & Gas Co.
5.70% due 12/01/36	50,000	57,166
MDC Holdings, Inc.
5.50% due 05/15/13	55,000	56,890
Southern California Edison Co.
5.50% due 03/15/40	50,000	56,882
Teck Resources Ltd.
4.50% due 01/15/21	20,000	20,720
10.25% due 05/15/16	15,000	18,225
9.75% due 05/15/14[3]	10,000	12,329
3.85% due 08/15/17	5,000	5,153
News America, Inc.
6.40% due 12/15/35	45,000	49,904
6.15% due 03/01/37	5,000	5,384
Sprint Nextel Corp.
8.38% due 08/15/17	50,000	54,249
Intelsat Jackson Holdings S.A.
8.50% due 11/01/19[2,3]	50,000	54,249
GMAC, Inc.
8.00% due 03/15/20[2,3]	25,000	27,313
8.00% due 11/01/31	25,000	26,813
HCA, Inc.
9.25% due 11/15/16	50,000	54,124
Prudential Financial, Inc.
4.75% due 09/17/15	35,000	37,851
5.38% due 06/21/20	15,000	16,214
Texas Gas Transmission LLC
5.50% due 04/01/13[2,3]	50,000	54,062
Celulosa Arauco y Constitucion S.A.
5.13% due 07/09/13	40,000	42,757
5.00% due 01/21/21[2]	10,000	10,130
International Lease Finance Corp.
8.63% due 09/15/15[2,3]	25,000	26,750
6.63% due 11/15/13	25,000	25,063
Fifth Third Bancorp
8.25% due 03/01/38	25,000	29,723
6.25% due 05/01/13	20,000	21,898
Esco Corp.
8.63% due 12/15/13[2,3]	50,000	51,250
America Movil S.A. de CV
6.38% due 03/01/35	45,000	51,188
Mexico Government International Bond
6.38% due 01/16/13	45,000	50,108
Capital One Capital IV
6.75% due 02/17/37[5]	50,000	49,750
Principal Life Global Funding I
5.13% due 10/15/13[2,3]	45,000	48,969
Invista
9.25% due 05/01/12[2,3]	48,000	48,600
Brazilian Government International Bond
11.00% due 08/17/40	35,000	48,475
PacifiCorp
6.25% due 10/15/37	40,000	48,466
Verizon Virginia, Inc.
4.63% due 03/15/13	45,000	48,208
AMB Property, LP
4.50% due 08/15/17	25,000	25,267
6.63% due 12/01/19	20,000	22,217
Aflac, Inc.
8.50% due 05/15/19	20,000	25,449
6.90% due 12/17/39	20,000	22,031
COX Communications, Inc.
7.13% due 10/01/12	20,000	22,142
8.38% due 03/01/39[2,3]	10,000	13,424
6.25% due 06/01/18[2,3]	10,000	11,529

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 13.1% (continued)
Waste Management, Inc.
6.10% due 03/15/18	$40,000	$46,467
Kinder Morgan Finance Company ULC
5.70% due 01/05/16	45,000	46,406
KeyCorp
3.75% due 08/13/15	45,000	45,913
Tampa Electric Co.
6.15% due 05/15/37	40,000	45,833
Comcast Corp.
5.70% due 05/15/18	40,000	45,785
ArcelorMittal
3.75% due 08/05/15	45,000	45,481
Verizon Global Funding Corp.
7.75% due 12/01/30	35,000	45,187
El Paso Electric Co.
6.00% due 05/15/35	45,000	45,066
Nuveen Investments, Inc.
10.50% due 11/15/15	25,000	24,844
5.50% due 09/15/15	25,000	19,813
Buckeye Partners, LP
5.50% due 08/15/19	25,000	27,344
6.05% due 01/15/18	15,000	16,914
Sun Life Financial Global Funding, LP
0.78% due 10/06/13[2,3,5]	45,000	43,747
Bunge North America Finance, LP
5.90% due 04/01/17	40,000	43,330
Credit Suisse AG
5.40% due 01/14/20	40,000	42,670
Hess Corp.
7.88% due 10/01/29	20,000	25,890
6.00% due 01/15/40	15,000	16,480
Crown Castle Towers LLC
6.11% due 01/15/20[2,3]	38,000	41,979
Enterprise Products Operating LLC
6.30% due 09/15/17	20,000	23,068
7.55% due 04/15/38	15,000	18,685
Marathon Oil Corporation
6.00% due 10/01/17	35,000	40,731
Apache Corp.
5.10% due 09/01/40	40,000	40,242
Canadian Natural Resources Ltd.
6.25% due 03/15/38	35,000	40,237
Home Depot, Inc.
5.40% due 03/01/16	35,000	39,850
Plains All American Pipeline, LP
5.75% due 01/15/20	20,000	22,085
6.50% due 05/01/18	15,000	17,313
Delta Air Lines, Inc.
12.25% due 03/15/15[2,3]	25,000	27,625
7.75% due 12/17/19	9,836	10,918
Dow Chemical Co.
8.55% due 05/15/19	30,000	37,880
E*Trade Financial Corp.
12.50% due 11/30/17	32,000	36,480
Weatherford International Ltd.
6.75% due 09/15/40	35,000	36,480
Continental Airlines, Inc.
6.75% due 09/15/15[2]	25,000	25,344
7.25% due 11/10/19	10,000	10,900
Lloyds TSB Bank plc
4.38% due 01/12/15[2,3]	35,000	35,844
WellPoint, Inc.
5.00% due 01/15/11	30,000	30,349
4.35% due 08/15/20	5,000	5,183
JP Morgan Chase Capital XXII
6.45% due 02/02/37	35,000	35,048
Daimler Finance North America LLC
6.50% due 11/15/13	30,000	34,314
Reynolds American, Inc.
7.25% due 06/01/13	30,000	33,700
ACE INA Holdings, Inc.
5.70% due 02/15/17	30,000	33,619
JC Penney Corporation, Inc.
9.00% due 08/01/12	30,000	33,075
American Tower Corp.
7.25% due 05/15/19	28,000	32,935
Black Hills Corp.
6.50% due 05/15/13	30,000	32,666
Pacific LifeCorp
6.00% due 02/10/20[2,3]	30,000	32,347
Jefferies Group, Inc.
6.25% due 01/15/36	35,000	32,136
Discover Financial Services
10.25% due 07/15/19	25,000	32,027
AngloGold Ashanti Holdings plc
5.38% due 04/15/20	30,000	31,737
Shell International Finance BV
6.38% due 12/15/38	25,000	31,697
PartnerRe Finance B LLC
5.50% due 06/01/20	30,000	31,190
Nevada Power Co.
7.13% due 03/15/19	25,000	31,023
Principal Financial Group, Inc.
6.05% due 10/15/36	30,000	31,000
Hospitality Properties Trust
5.63% due 03/15/17	30,000	30,806
JPMorgan Chase Capital XXVII
7.00% due 11/01/39	30,000	30,800
El Paso Corp.
12.00% due 12/12/13	25,000	30,563
HBOS plc
6.00% due 11/01/33[2,3]	40,000	30,484
Allegheny Energy Supply Company LLC
6.75% due 10/15/39[2,3]	30,000	30,236
Georgia Power Co.
4.75% due 09/01/40	30,000	29,584
Reckson Operating Partnership, LP
6.00% due 03/31/16	30,000	29,578
EOG Resources, Inc.
5.88% due 09/15/17	25,000	29,446
BAT International Finance plc
8.13% due 11/15/13[2,3]	25,000	29,440
Kraft Foods, Inc.
6.50% due 02/09/40	25,000	29,272
Digicel Ltd.
12.00% due 04/01/14[2,3]	25,000	29,125
American International Group, Inc.
8.25% due 08/15/18	25,000	29,125
Goldman Sachs Capital I
6.35% due 02/15/34	30,000	28,919
British Sky Broadcasting Group plc
6.10% due 02/15/18[2,3]	25,000	28,892

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 13.1% (continued)
Novelis, Inc.
11.50% due 02/15/15	$25,000	$28,562
NII Capital Corp.
10.00% due 08/15/16	25,000	28,438
Massachusetts Electric Co.
5.90% due 11/15/39[2,3]	25,000	28,396
Nielsen Finance LLC
11.63% due 02/01/14	25,000	28,375
Consumers Energy Co.
6.00% due 02/15/14	25,000	28,315
Southwestern Energy Co.
7.50% due 02/01/18	25,000	28,250
Videotron Ltee
9.13% due 04/15/18	25,000	28,125
Appalachian Power Co.
6.38% due 04/01/36	25,000	28,024
CRH America, Inc.
6.00% due 09/30/16	25,000	27,990
Univision Communications, Inc.
9.75% due 03/15/15[2,3]	29,146	27,907
Diamond Offshore Drilling, Inc.
5.15% due 09/01/14	25,000	27,819
MGM Resorts International
10.38% due 05/15/14	25,000	27,813
NLV Financial Corp.
7.50% due 08/15/33[2,3]	30,000	27,732
Westar Energy, Inc.
5.10% due 07/15/20	25,000	27,703
Lyondell Chemical Co.
11.00% due 05/01/18	25,000	27,656
ERP Operating, LP
5.25% due 09/15/14	25,000	27,646
CC Holdings GS V LLC
7.75% due 05/01/17[2,3]	25,000	27,625
Williams Partners LP
6.30% due 04/15/40	25,000	27,558
CSC Holdings LLC
8.50% due 04/15/14	25,000	27,531
Talecris Biotherapeutics Holdings Corp.
7.75% due 11/15/16	25,000	27,500
XM Satellite Radio, Inc.
11.25% due 06/15/13[2,3]	25,000	27,438
Ticketmaster Entertainment LLC
10.75% due 08/01/16	25,000	27,375
Solutia, Inc.
8.75% due 11/01/17	25,000	27,313
Lyondell Chemical Co.
8.00% due 11/01/17[2]	25,000	27,313
North American Energy Alliance LLC
10.88% due 06/01/16[2,3]	25,000	27,312
Case New Holland, Inc.
7.75% due 09/01/13	25,000	27,156
Regency Centers, LP
5.88% due 06/15/17	15,000	16,288
6.00% due 06/15/20	10,000	10,863
Northern Trust Co.
4.60% due 02/01/13	25,000	27,044
AmerisourceBergen Corp.
4.88% due 11/15/19	25,000	27,012
Cie Generale de Gelphysique-Veritas
9.50% due 05/15/16[3]	25,000	27,000
Ball Corp.
7.13% due 09/01/16	25,000	27,000
Clearwire Communications LLC
12.00% due 12/01/15[2,3]	25,000	26,938
SBA Telecommunications, Inc.
8.00% due 08/15/16	25,000	26,875
FirstEnergy Solutions Corp.
4.80% due 02/15/15	25,000	26,871
AES Corp.
7.75% due 03/01/14	25,000	26,750
Sprint Capital Corp.
8.38% due 03/15/12	25,000	26,750
Steel Dynamics, Inc.
7.38% due 11/01/12	25,000	26,719
Ally Financial, Inc.
7.50% due 09/15/20[2]	25,000	26,625
CHS
8.88% due 07/15/15	25,000	26,563
Hertz Corp.
10.50% due 01/01/16	25,000	26,563
Cricket Communications, Inc.
7.75% due 05/15/16	25,000	26,531
Wind Acquisition Finance S.A.
12.00% due 12/01/15[2,3]	25,000	26,469
Kinder Morgan, Inc.
6.50% due 09/01/12	25,000	26,469
Georgia-Pacific LLC
7.13% due 01/15/17[2,3]	25,000	26,469
Windstream Corp.
8.63% due 08/01/16	25,000	26,438
Energy Transfer Equity, LP
7.50% due 10/15/20	25,000	26,313
Neiman Marcus Group, Inc.
10.38% due 10/15/15	25,000	26,250
QVC, Inc.
7.50% due 10/01/19[2,3]	25,000	26,125
Bombardier, Inc.
8.00% due 11/15/14[2,3]	25,000	26,094
TCM Sub LLC
3.55% due 01/15/15[2,3]	25,000	26,082
Rite Aid Corp.
10.25% due 10/15/19	25,000	26,031
Pinnacle Foods Finance LLC
9.25% due 04/01/15	25,000	26,000
Host Hotels & Resorts, LP
6.75% due 06/01/16	25,000	25,906
Huntsman International LLC
8.63% due 03/15/21[2]	25,000	25,875
Hughes Network Systems LLC
9.50% due 04/15/14	25,000	25,875
Spirit Aerosystems, Inc.
7.50% due 10/01/17	25,000	25,813
Warner Chilcott Company LLC
7.75% due 09/15/18[2]	25,000	25,688
Valeant Pharmaceuticals International
7.00% due 10/01/20[2]	25,000	25,563
Seagate Technology HDD Holdings
6.80% due 10/01/16	25,000	25,500
Connacher Oil and Gas Ltd.
10.25% due 12/15/15[2,3]	25,000	25,375
Kilroy Realty, LP
6.63% due 06/01/20[2,3]	25,000	25,361

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 13.1% (continued)
CCO Holdings LLC
7.25% due 10/30/17[2]	$25,000	$25,344
Pantry, Inc.
7.75% due 02/15/14	25,000	25,063
Hawk Corp.
8.75% due 11/01/14	25,000	25,000
Time Warner, Inc.
7.70% due 05/01/32	20,000	24,992
Allstate Corp.
7.45% due 05/16/19	20,000	24,987
Burlington Northern Santa Fe LLC
5.05% due 03/01/41	25,000	24,922
Energy Future Intermediate Holding Company LLC
10.00% due 12/01/20	25,000	24,810
Russel Metals, Inc.
6.38% due 03/01/14	25,000	24,688
HUB International Holdings, Inc.
10.25% due 06/15/15[2,3]	25,000	24,250
Magellan Midstream Partners, LP
6.55% due 07/15/19	20,000	23,890
Mack-Cali Realty, LP
7.75% due 08/15/19	20,000	23,802
WEA Finance LLC
7.50% due 06/02/14[2,3]	20,000	23,278
Roper Industries, Inc.
6.25% due 09/01/19	20,000	23,148
Commercial Vehicle Group, Inc.
11.00% due 02/15/13[1]	22,768	22,996
Genworth Financial, Inc.
8.63% due 12/15/16	15,000	16,913
7.70% due 06/15/20	5,000	5,294
Reinsurance Group of America, Inc.
6.45% due 11/15/19	15,000	16,626
5.63% due 03/15/17	5,000	5,392
Teco Finance, Inc.
5.15% due 03/15/20	20,000	21,881
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/19[2,3]	20,000	21,823
Duke Realty, LP
6.25% due 05/15/13	20,000	21,640
Federal Realty Investment Trust
6.00% due 07/15/12	20,000	21,424
ERAC USA Finance LLC
5.25% due 10/01/20[2,3]	20,000	21,362
Life Technologies Corp.
4.40% due 03/01/15	20,000	21,334
Discovery Communications LLC
3.70% due 06/01/15	20,000	21,193
BB&T Capital Trust II
6.75% due 06/07/36	20,000	21,065
Southwest Airlines Co.
5.13% due 03/01/17	20,000	21,005
Enbridge Energy Partners, LP
5.20% due 03/15/20	10,000	10,881
5.50% due 09/15/40	10,000	10,003
American General Finance Corp.
6.90% due 12/15/17	25,000	20,875
Macy’s Retail Holdings, Inc.
5.35% due 03/15/12	20,000	20,850
Poland Government International Bond
3.88% due 07/16/15	20,000	20,803
Omnicom Group, Inc.
4.45% due 08/15/20	20,000	20,562
Cellco Partnership
8.50% due 11/15/18	15,000	20,424
CNA Financial Corp.
5.88% due 08/15/20	20,000	20,393
Health Care REIT, Inc.
4.70% due 09/15/17	20,000	20,211
NuStar Logistics, LP
4.80% due 09/01/20	20,000	20,203
BP Capital Markets plc
3.13% due 10/01/15	20,000	20,105
Express Scripts, Inc.
6.25% due 06/15/14	15,000	17,222
Grupo Televisa S.A.
6.63% due 01/15/40	15,000	17,064
West Penn Power Co.
5.95% due 12/15/17[2,3]	15,000	16,549
Provident Companies, Inc.
7.00% due 07/15/18	15,000	16,420
Public Service Company of Oklahoma
5.15% due 12/01/19	15,000	16,411
Exelon Generation Company LLC
6.25% due 10/01/39	15,000	16,079
Northern States Power Co.
5.35% due 11/01/39	14,000	15,462
USB Capital XIII Trust
6.63% due 12/15/39	15,000	15,341
Dominion Resources, Inc.
2.25% due 09/01/15	15,000	15,134
Stanley Black & Decker, Inc.
5.20% due 09/01/40	15,000	15,022
El Paso Natural Gas Co.
5.95% due 04/15/17	13,000	14,313
Comcast Cable Communications Holdings, Inc.
8.38% due 03/15/13	11,000	12,774
Motiva Enterprises LLC
6.85% due 01/15/40[2,3]	10,000	11,985
Enogex LLC
6.25% due 03/15/20[2,3]	10,000	11,238
Nabors Industries, Inc.
6.15% due 02/15/18	10,000	11,130
Ryerson Holding Corp.
0.00% due 02/01/15[2]	25,000	11,000
Woodside Finance Ltd.
4.50% due 11/10/14[2,3]	10,000	10,731
Nordstrom, Inc.
4.75% due 05/01/20	10,000	10,698
Agilent Technologies, Inc.
5.00% due 07/15/20	10,000	10,611
Unum Group
5.63% due 09/15/20	10,000	10,274
JC Penney Company, Inc.
5.65% due 06/01/20	10,000	10,188
BRE Properties, Inc.
5.20% due 03/15/21	10,000	10,183
Regions Financial Corp.
5.75% due 06/15/15	10,000	10,173
Medco Health Solutions, Inc.
2.75% due 09/15/15	10,000	10,157
Mattel, Inc.
4.35% due 10/01/20	10,000	10,105

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 13.1% (continued)
France Telecom S.A.
2.13% due 09/16/15	$10,000	$10,069
UnumProvident Finance Co. plc
6.85% due 11/15/15[2,3]	5,000	5,577
AGL Capital Corp.
5.25% due 08/15/19	5,000	5,325
Lincoln National Corp.
4.30% due 06/15/15	5,000	5,301
Southern Copper Co.
5.38% due 04/16/20	5,000	5,293

TOTAL CORPORATE BONDS (Cost $9,289,701)		10,100,154

MORTGAGE BACKED SECURITIES†† - 11.0%
Fannie Mae[4]
#889829, 5.00% due 07/01/35	322,452	343,875
#725946, 5.50% due 11/01/34	266,872	286,236
#790217, 6.00% due 08/01/34	252,946	277,043
#AA5588, 4.50% due 06/01/39	262,766	275,128
#745554, 6.50% due 03/01/36	236,259	262,654
#808951, 6.00% due 01/01/35	241,552	262,404
#AE1761, 4.00% due 09/01/40	211,000	217,134
#725424, 5.50% due 04/01/34	188,889	202,949
#931837, 4.50% due 08/01/39	186,078	194,196
#888884, 5.50% due 12/01/35	151,225	163,326
#933890, 5.00% due 04/01/23	145,416	154,286
#AA0774, 4.50% due 04/01/24	140,101	147,476
#745336, 5.00% due 03/01/36	137,648	145,506
#AE1853, 4.00% due 08/01/40	135,784	139,732
#833174, 5.16% due 09/01/35[5]	104,310	111,502
#AE0098, 5.50% due 02/01/38	94,551	101,117
#254767, 5.50% due 06/01/33	87,212	93,704
#938089, 5.00% due 06/01/37	86,968	91,747
#AD1655, 4.50% due 03/01/40	84,412	88,492
#789293, 5.50% due 06/01/34	80,869	86,939
#889543, 5.50% due 08/01/37	72,757	77,462
#545759, 6.50% due 07/01/32	68,461	74,911
#AD8766, 5.00% due 08/01/40	67,916	71,539
#254983, 5.50% due 12/01/33	64,891	69,721
#AD6437, 5.00% due 06/01/40	63,259	67,068
#900362, 6.00% due 09/01/36	60,130	65,098
#804395, 5.50% due 12/01/34	53,996	57,913
#AD0441, 6.00% due 10/01/39	53,177	57,219
#983288, 6.00% due 05/01/38	52,935	56,892
#763700, 5.00% due 04/01/34	49,516	52,606
#974321, 6.00% due 01/01/33	48,649	52,286
#790629, 6.00% due 09/01/34	44,884	48,997
FNR 2006-35 GK, 6.00% due 08/25/32	46,306	47,198
#972155, 6.00% due 02/01/38	43,888	47,169
#747387, 5.50% due 10/01/33	43,772	47,030
#745406, 6.00% due 03/01/21	42,735	46,317
#744750, 5.50% due 11/01/33	40,964	44,013
#845354, 5.50% due 01/01/36	36,649	39,194
#AD7156, 4.50% due 07/01/25	35,212	37,049
#685202, 5.50% due 04/01/18	33,833	36,689
#995564, 5.00% due 12/01/19	34,375	36,686
#964926, 6.00% due 08/01/38	33,541	36,049
#555417, 6.00% due 05/01/33	30,129	33,173
#255028, 5.50% due 01/01/34	30,886	33,080
#745216, 2.98% due 11/01/35[5]	25,367	26,684
#896329, 6.50% due 09/01/36	24,050	26,339
#255459, 6.00% due 11/01/34	23,530	25,686
#796104, 5.50% due 10/01/34	23,588	25,299
#735502, 6.00% due 04/01/35	21,807	23,806
#AC4810, 4.50% due 10/01/39	22,819	23,793
#905196, 5.91% due 12/01/36[5]	22,105	23,488
#888010, 5.99% due 09/01/36[5]	21,147	22,757
#745418, 5.50% due 04/01/36	20,073	21,467
#850863, 5.30% due 12/01/35[5]	18,017	19,244
#735403, 5.00% due 04/01/35	16,501	17,381
#257407, 6.00% due 10/01/38	13,457	14,463
#254550, 6.50% due 12/01/32	12,398	13,834
#357280, 6.50% due 05/01/17	11,414	12,398
#745946, 5.50% due 11/01/36	11,006	11,733
#923129, 5.50% due 08/01/34	9,677	10,379
#725098, 5.50% due 12/01/18	8,372	9,078
#357748, 5.50% due 04/01/35	8,309	8,886
#789885, 5.50% due 07/01/19	8,065	8,746
#868728, 6.50% due 04/01/36	6,786	7,406
#848522, 5.51% due 12/01/35[5]	6,547	6,994
#725528, 5.50% due 04/01/19	6,079	6,593
#981614, 5.00% due 06/01/23	4,875	5,172
#254140, 5.50% due 01/01/17	4,085	4,422
#AD5661, 5.00% due 05/01/40	3,955	4,166
#254234, 5.50% due 03/01/17	2,337	2,530
#555345, 5.50% due 02/01/18	2,195	2,376
#254514, 5.50% due 11/01/32	1,456	1,565
FNS 319 2
6.50% due 02/01/32[6]	6,849	1,263
Freddie Mac[4]
#G01805, 4.50% due 04/01/35	197,859	207,016
#J03640, 6.00% due 10/01/21	99,509	107,853
#A93748, 4.00% due 09/01/40	104,000	106,763
#A21263, 4.50% due 04/01/34	99,611	104,702
#A91160, 4.50% due 02/01/40	84,599	88,323
#A91703, 4.50% due 04/01/40	56,457	58,777
#D86309, 5.00% due 11/01/33	52,303	55,419
#J02272, 5.50% due 07/01/20	45,424	49,056
#1G1353, 5.94% due 12/01/36[5]	42,349	45,568
#J02554, 5.50% due 09/01/20	35,839	38,725
#A90052, 4.50% due 12/01/39	33,622	35,102
#J03254, 6.00% due 08/01/21	29,089	31,579
#A12118, 5.00% due 08/01/33	24,925	26,410
#1G1762, 5.06% due 11/01/35[5]	20,939	22,303
#J03672, 6.00% due 11/01/21	16,365	17,717
#E99966, 5.00% due 10/01/18	14,670	15,657
#B19214, 5.50% due 04/01/20	13,792	14,895
#1B3203, 5.90% due 01/01/37[5]	12,336	13,115
#1G0661, 5.27% due 01/01/36[5]	7,813	8,352
#E01341, 5.50% due 03/01/18	3,673	3,963

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 11.0% (continued)
#B10343, 5.00% due 11/01/18	$3,254	$3,473
#C68205, 7.00% due 06/01/32	2,512	2,837
#1B0527, 3.35% due 09/01/32[5]	1,055	1,072
FHR 2614 IH, 4.50% due 05/15/16[6]	19,954	403
Ginnie Mae
G2 4558, 4.50% due 10/20/39	231,464	244,263
G2 3442, 5.00% due 09/20/33	106,041	113,959
#612919, 5.00% due 07/15/33	84,461	90,598
#604639, 5.00% due 09/15/33	43,893	47,082
G2 3513, 5.00% due 02/20/34	36,792	39,484
#605561, 5.50% due 11/15/34	31,305	33,837
G2 3458, 5.00% due 10/20/33	29,765	31,974
G2 3517, 6.00% due 02/20/34	18,682	20,442
G2 3530, 5.50% due 03/20/34	14,388	15,530
G2 3529, 5.00% due 03/20/34	8,609	9,239
G2 3295, 5.50% due 10/20/32	6,432	6,954
#781312, 7.00% due 12/15/13	5,544	5,856
G2 3490, 6.50% due 12/20/33	5,024	5,582
G2 2102, 8.00% due 10/20/25	656	767
#780766, 7.00% due 03/15/13	12	12
Bank of America Commercial Mortgage, Inc.
2005-3, 4.50% due 07/10/43	166,629	169,359
2003-1, 4.65% due 09/11/36	75,000	79,336
JP Morgan Chase Commercial Mortgage Securities Corp.
5.55% due 05/12/45	80,000	86,692
2004-LDP4, 4.82% due 10/15/42[5]	70,491	74,492
2001-CIBC, 6.26% due 03/15/33	44,241	44,438
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98% due 01/15/39	193,490	204,697
Commercial Mortgage Loan Trust
2008-LS1, 6.22% due 12/10/49[5]	175,000	192,370
Citigroup
2005-CD1, 5.22% due 07/15/44[5]	175,000	188,494
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% due 04/15/34	114,835	117,010
Bear Stearns Commercial Mortgage Securities
2006-PW13, 5.54% due 09/11/41	61,000	66,692
2005-PWR9, 4.87% due 09/11/42	43,000	45,890
Credit Suisse Mortgage Capital Certificates
2006-C4, 5.47% due 09/15/39	100,000	105,240
Bank of America Mortgage Securities, Inc.
2005-J, 5.24% due 11/25/35[5]	27,755	21,902
2004-A, 3.52% due 02/25/34[5]	18,703	16,921
2004-H, 3.71% due 09/25/34[5]	11,365	10,735
2004-I, 4.82% due 10/25/34[5]	7,007	6,894
2004-D, 2.96% due 05/25/34[5]	1,882	1,746
American Tower Trust
2007-1A, 5.96% due 04/15/37[2,3]	45,000	47,935
JP Morgan Mortgage Trust
3.01% due 07/25/35[5]	48,729	46,073

TOTAL MORTGAGE BACKED SECURITIES (Cost $8,098,551)		8,520,328

U.S. GOVERNMENT SECURITIES† - 6.0%
U.S. Treasury Notes
1.75% due 08/15/12	1,550,000	1,588,931
2.25% due 05/31/14	890,000	935,195
2.63% due 07/31/14	690,000	734,526
2.63% due 04/30/16	435,000	461,406
4.00% due 08/15/18	55,000	62,545
1.00% due 08/31/11	40,000	40,266
U.S. Treasury Inflation Indexed Bonds
1.25% due 07/15/20	225,015	236,108
0.50% due 04/15/15	211,233	216,943
U.S. Treasury Bond
4.63% due 02/15/40	335,000	391,427

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,540,855)		4,667,347

ASSET BACKED SECURITIES†† – 1.4%
Toyota Auto Receivables Owner Trust
1.86% due 05/16/16	120,000	122,049
GE Capital Credit Card Master Note Trust
3.69% due 07/15/15	114,000	119,547
CNH Wholesale Master Note Trust
1.98% due 07/15/15[2,3,5]	100,000	100,627
GE Equipment Midticket LLC
1.47% due 07/14/15[2]	100,000	99,977
AmeriCredit Automobile Receivables Trust
5.53% due 01/06/14	55,000	56,334
2.73% due 03/09/15	34,000	34,804
World Financial Network Credit Card Master Trust
4.66% due 05/15/17	55,000	58,732
3.96% due 04/15/19	30,000	31,131
Capital One Multi-Asset Execution Trust
4.70% due 06/15/15	70,000	74,932
Triad Auto Receivables Owner Trust
5.52% due 11/12/12	69,451	70,178
Ally Auto Receivables Trust
4.06% due 05/16/16[2,3]	60,000	63,188
SLM Student Loan Trust
1.55% due 07/25/12[5]	60,000	61,000
Navistar Financial Corporation Owner Trust
4.17% due 10/20/14[2,3]	50,000	51,071
CNH Equipment Trust
5.09% due 06/16/14	50,000	50,395
Marriott Vacation Club Owner Trust
5.74% due 04/20/28[2,3]	36,048	37,400
5.36% due 10/20/28[2,3]	11,131	11,428
MBNA Credit Card Master Note Trust
0.57% due 10/15/13[5]	35,000	34,818
CarMax Auto Owner Trust
5.18% due 12/15/16	25,000	25,537
Morgan Stanley Structured Trust
0.34% due 06/25/37[5]	10,452	9,640
USAA Auto Owner Trust
4.16% due 04/16/12	4,374	4,387
Chase Funding Mortgage Loan Asset-Backed Certificates
5.60% due 09/25/31	5,846	3,423

TOTAL ASSET BACKED SECURITIES (Cost $1,098,395)		1,120,598

MUNICIPAL BONDS†† - 0.7%
Maryland State Transportation Authority Revenue Bonds
5.75% due 07/01/41	40,000	44,464
5.89% due 07/01/43	20,000	23,011

Schedule of Investments
September 30, 2010 (unaudited)	SBL N (Managed Asset Allocation Series)

	Face	Market
	Amount	Value
MUNICIPAL BONDS†† - 0.7% (continued)
University of Virginia Revenue Bonds
5.00% due 09/01/40	$45,000	$47,409
New York City Transitional Finance Authority Revenue Bonds
5.51% due 08/01/37	45,000	46,779
Utah Transit Authority Revenue Bonds
5.94% due 06/15/39	40,000	46,752
Greater Chicago Metropolitan Water Reclamation District General Obligation Limited
5.72% due 12/01/38	40,000	45,526
East Bay Municipal Utility District Revenue Bonds
5.87% due 06/01/40	40,000	45,045
Tobacco Settlement Finance Authority Revenue Bonds
7.47% due 06/01/47	45,000	34,847
Chicago Transit Authority Revenue Bonds
6.90% due 12/01/40	30,000	32,331
Kansas Development Finance Authority Revenue Bonds
5.50% due 05/01/34	30,000	31,402
Bay Area Toll Authority Revenue Bonds
6.26% due 04/01/49	25,000	27,904
New York City Housing Development Corporation Revenue Bonds
6.42% due 11/01/27	25,000	25,600
Los Angeles Department of Airports Revenue Bonds
6.58% due 05/15/39	20,000	22,282
City of Chicago Illinois Revenue Bonds
6.40% due 01/01/40	20,000	21,246
State of Oregon General Obligation Unlimited
5.89% due 06/01/27	15,000	17,564
San Diego County Water Authority Revenue Bonds
6.14% due 05/01/49	15,000	16,651
Metropolitan Transportation Authority Revenue Bonds
7.34% due 11/15/39	10,000	12,466
Texas State Transportation Commission Revenue Bonds
5.18% due 04/01/30	10,000	10,748
District of Columbia Revenue Bonds
5.59% due 12/01/34	10,000	10,719
City of New York NY
5.85% due 06/01/40	10,000	10,448
Virginia Commonwealth Transportation Board Revenue Bonds
5.35% due 05/15/35	5,000	5,399

TOTAL MUNICIPAL BONDS (Cost $560,467)		578,593

FEDERAL AGENCY BOND†† - 0.0%
Federal Home Loan Bank[7]
5.60% due 06/28/11	10,000	10,379

TOTAL FEDERAL AGENCY BOND (Cost $10,000)		10,379

		Market
	Shares	Value
SHORT TERM INVESTMENTS†† - 3.4%
T. Rowe Price Reserve Investment Fund	2,286,239	2,286,238
State Street General Account Money Market Fund	368,432	368,432

TOTAL SHORT TERM I NVESTMENTS (Cost $2,654,670)		2,654,670

Total Investments - 99.6% (Cost $72,135,169)		$77,181,752
Cash & Other Assets, Less Liabilities - 0.4%		276,687

Total Net Assets - 100.0%		$77,458,439

INVESTMENT CONCENTRATION
At September 30, 2010, the investment diversification of the Fund was as follows:

Country	% of Net Assets	Value
United States	83.2%	$64,574,337
United Kingdom	3.0	2,293,511
Japan	2.6	2,029,544
France	1.3	1,045,598
Switzerland	1.1	815,399
Australia	1.0	729,842
Canada	0.8	685,683
Germany	0.8	640,588
Netherlands Antilles	0.5	419,811
Spain	0.5	373,140
Sweden	0.5	372,126
Ireland	0.4	318,939
Bermuda	0.4	272,875
Italy	0.3	245,062
Mexico	0.4	240,342
Norway	0.3	225,072
China	0.3	219,717
Luxembourg	0.3	213,338
Netherlands	0.2	208,736
Brazil	0.3	186,006
Singapore	0.2	155,258
Cayman Islands	0.2	127,306
Panama	0.2	121,669
Denmark	0.1	106,250
Belgium	0.1	94,985
Hong Kong	0.1	90,967
South Africa	0.1	73,938
Finland	0.1	58,489
Taiwan, Province of China	0.1	55,894
Chile	0.1	52,887
Republic of Korea	0.1	45,262
Austria	0.0	36,800
Poland	0.0	20,803
Virgin Islands (UK)	0.0	15,598
Israel	0.0	11,079
Puerto Rico	0.0	4,901

Total Investments	99.6%	$77,181,752

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

[1]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $23,086, (cost $23,816) or 0.0% of total net assets.

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,858,557, (cost $1,735,695) or 2.4% of total net assets.

[4]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[5]	Variable rate security. Rate indicated is rate effective at September 30, 2010.

[6]	Security is an interest-only strip. Rate indicated is effective yield at September 30, 2010.

[7]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Schedule of Investments
September 30, 2010 (unaudited)	SBL O (All Cap Value Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.3%
Industrials - 19.5%
Equifax, Inc.	153,600	$4,792,320
United Technologies Corp.	40,400	2,877,692
Union Pacific Corp.	32,200	2,633,960
FedEx Corp.	26,500	2,265,750
Parker Hannifin Corp.	30,600	2,143,836
USG Corp.*	121,300	1,599,947
Dover Corp.	30,100	1,571,521
Babcock & Wilcox Co.*	72,900	1,551,312
Quanta Services, Inc.*	73,000	1,392,840
GeoEye, Inc.*	33,900	1,372,272
Covanta Holdings Corp.	67,000	1,055,250
Insituform Technologies, Inc. — Class A*	37,300	901,914
URS Corp.*	23,200	881,136
Administaff, Inc.	29,500	794,435
General Cable Corp.*	28,000	759,360
Orbital Sciences Corp.*	48,821	746,961
Navigant Consulting, Inc.*	58,500	680,355
Trex Company, Inc.*	34,800	663,636
Saia, Inc.*	39,000	582,270
Force Protection, Inc.*	103,589	522,089
ICF International, Inc.*	11,100	278,277
FTI Consulting, Inc.*	5,681	197,074
United Stationers, Inc.*	2,495	133,507

Total Industrials		30,397,714

Financials - 16.4%
Berkshire Hathaway, Inc. — Class B*	42,900	3,546,972
Wells Fargo & Co.	102,633	2,579,167
AON Corp.	63,300	2,475,663
JPMorgan Chase & Co.	56,000	2,131,920
Bank of New York Mellon Corp.	75,600	1,975,428
U.S. Bancorp	82,317	1,779,694
Hanover Insurance Group, Inc.	37,700	1,771,900
WR Berkley Corp.	58,300	1,578,181
BB&T Corp.	62,400	1,502,592
Regions Financial Corp.	203,000	1,475,810
American Financial Group, Inc.[1]	47,800	1,461,724
Alleghany Corp.*	3,641	1,103,332
Associated Banc-Corp	56,976	751,513
Reinsurance Group of America, Inc. — Class A	11,370	549,057
Employers Holdings, Inc.	33,000	520,410
First Marblehead Corp.*	153,005	358,032
Old National Bancorp	19,545	205,223
Whitney Holding Corp.	2,686	21,945

Total Financials		25,788,563

Energy - 13.6%
Chevron Corp.	41,200	3,339,260
ConocoPhillips	45,900	2,636,037
Williams Companies, Inc.	121,300	2,318,043
McDermott International, Inc.*	145,800	2,154,924
Halliburton Co.	63,200	2,090,024
Chesapeake Energy Corp.	85,700	1,941,105
Exxon Mobil Corp.	24,500	1,513,855
Southern Union Co.	50,900	1,224,654
Global Industries Ltd.*	203,002	1,110,421
Petrohawk Energy Corp.*	47,800	771,492
Valero Energy Corp.[1]	43,800	766,938
Energy - 13.6% (continued)
USEC, Inc.*	124,070	643,923
Gulfport Energy Corp.*	31,900	441,496
Goodrich Petroleum Corp.*	30,046	437,770

Total Energy		21,389,942

Information Technology - 13.2%
Western Union Co.	260,300	4,599,501
Tyco Electronics Ltd.	115,600	3,377,832
Computer Sciences Corp.	67,300	3,095,800
Hewlett-Packard Co.	63,352	2,665,219
IXYS Corp.*	176,300	1,683,665
Synopsys, Inc.*	57,600	1,426,752
Power-One, Inc.*	139,800	1,270,782
Maxwell Technologies, Inc.*	68,700	1,003,707
Symmetricom, Inc.*	129,300	739,596
Satyam Computer Services Ltd. ADR*	164,036	638,100
FEI Co.*	13,300	260,281

Total Information Technology		20,761,235

Consumer Discretionary - 10.5%
Lowe’s Companies, Inc.	188,000	4,190,520
Time Warner, Inc.	98,466	3,017,983
JC Penney Company, Inc.	91,400	2,484,252
Cabela’s, Inc.*	79,237	1,503,918
Maidenform Brands, Inc.*	37,600	1,084,760
Brown Shoe Company, Inc.	74,900	859,103
Chico’s FAS, Inc.	70,000	736,400
Penn National Gaming, Inc.*	23,500	695,835
Leggett & Platt, Inc.	25,100	571,276
Jack in the Box, Inc.*	20,000	428,800
Scholastic Corp.	12,700	353,314
Fortune Brands, Inc.	6,000	295,380
Fred’s, Inc. — Class A	12,550	148,090
Columbia Sportswear Co.	325	18,993

Total Consumer Discretionary		16,388,624

Consumer Staples - 7.2%
Wal-Mart Stores, Inc.	62,500	3,345,000
CVS Caremark Corp.	65,300	2,054,991
Hormel Foods Corp.[1]	42,100	1,877,660
JM Smucker Co.	23,300	1,410,349
Philip Morris International, Inc.	24,100	1,350,082
Bunge Ltd.	13,200	780,912
Ralcorp Holdings, Inc.*	8,100	473,688

Total Consumer Staples		11,292,682

Health Care - 6.1%
Hospira, Inc.*	46,600	2,656,666
Covidien plc	49,500	1,989,405
Aetna, Inc.	39,900	1,261,239
Mednax, Inc.*	17,500	932,750
Merck & Company, Inc.	16,493	607,107
Genzyme Corp.*	6,500	460,135
RehabCare Group, Inc.*	22,371	452,342
Forest Laboratories, Inc.*	13,050	403,637
Hologic, Inc.*	24,443	391,332
Medco Health Solutions, Inc.*	7,200	374,832

Total Health Care		9,529,445

Utilities - 5.5%
Edison International	112,700	3,875,753
NRG Energy, Inc.*	53,800	1,120,116
Great Plains Energy, Inc.	47,192	891,929

Schedule of Investments
September 30, 2010 (unaudited)	SBL O (All Cap Value Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Utilities - 5.5% (continued)
Northeast Utilities	27,064	$800,282
Black Hills Corp.	22,000	686,400
Allete, Inc.	15,618	568,964
American Water Works Company, Inc.	15,000	349,050
Alliant Energy Corp.	8,400	305,340

Total Utilities		8,597,834

Materials - 4.1%
Dow Chemical Co.	72,700	1,996,342
Bemis Company, Inc.	52,000	1,651,000
Louisiana-Pacific Corp.*	164,000	1,241,480
Sonoco Products Co.	29,900	999,856
Zoltek Companies, Inc.*	30,900	300,348
HB Fuller Co.	13,200	262,284

Total Materials		6,451,310

Telecommunication Services - 1.2%
Windstream Corp.	155,800	1,914,782

TOTAL COMMON STOCKS (Cost $154,912,810)		152,512,131

Total Investments - 97.3% (Cost $154,912,810)		$152,512,131

		Market
	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Valero Energy Corp.
Expiring January 2011 with strike price of $17.50	438	$(56,064)

Total Call Options		(56,064)

Put Options on:
Brinker International, Inc.
Expiring January 2011 with strike price of $17.50	54	(6,480)
Great Plains Energy, Inc.
Expiring December 2010 with strike price of $17.50	219	(7,665)
American Waterworks, Inc.
Expiring December 2010 with strike price of $22.50	150	(9,000)

Total Put Options		(23,145)

TOTAL OPTIONS WRITTEN (Premiums received $106,178)		(79,209)

Cash & Other Assets, Less Liabilities - 2.8%		4,374,674

Total Net Assets - 100.0%		$156,807,596

*	Non-income producing security

†	Value determined based on Level 1 inputs.

[1]	Security is segregated as collateral for open written option contracts.

ADR	American Depositary Receipt
plc	Public Limited Company

Schedule of Investments
September 30, 2010 (unaudited)	SBL P (High Yield Series)

		Market
	Shares	Value
COMMON STOCKS - 0.6%
Energy - 0.3%
Stallion Oilfield Holdings Ltd.*,††,2	19,265	$346,770
Financials - 0.2%
CIT Group, Inc.*, †	7,613	310,762
Bimini Capital Management, Inc. — Class A†	10,740	9,022

Total Financials		319,784

Information Technology - 0.1%
SemGroup Corp. — Class A*,†††,2	4,398	101,154
Viasystems Group, Inc.*, †	100	1,520

Total Information Technology		102,674

Industrials - 0.0%
Delta Air Lines, Inc.*, †	2,225	25,899
Atlas Air Worldwide Holdings, Inc.*, †	57	2,867

Total Industrials		28,766

Consumer Discretionary - 0.0%
Adelphia Recovery Trust*,†	5,270	459
Health Care - 0.0%
MEDIQ, Inc.*, †	92	1

TOTAL COMMON STOCKS (Cost $1,186,636)		798,454

PREFERRED STOCKS - 0.8%
Citigroup Capital XIII
7.88% due 10/30/40*,†,4,5	25,000	637,499
Sears Holdings Corp.
7.40% due 02/01/43†	18,320	294,839
7.00% due 07/15/42*,†	6,510	107,008
U.S. Shipping Corp. *,†††,2	24,529	61,323
Fannie Mae[6]
8.25% due 12/31/10*,†	28,000	12,180
4.38% due 05/13/11*,†	7,000	2,870
Freddie Mac[6]
8.38% due 12/31/12*,†	28,000	12,040

TOTAL PREFERRED STOCKS (Cost $3,595,479)		1,127,759

WARRANT - 0.0%
SemGroup Corp.
$0.00, 2014†††,2	4,630	23,729

TOTAL WARRANT (Cost $23,150)		23,729

EXCHANGE TRADED FUNDS† - 0.7%
SPDR Barclays Capital High Yield Bond ETF	12,900	516,129
iShares iBoxx $ High Yield Corporate Bond Fund	5,700	511,233

TOTAL EXCHANGE TRADED FUNDS (Cost $996,142)		1,027,362

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 84.9%
Nelnet, Inc.
7.40% due 09/29/36[4]	$4,250,000	$3,712,952
Sprint Capital Corp.
6.90% due 05/01/19	3,600,000	3,618,000
International Lease Finance Corp.
5.65% due 06/01/14	2,100,000	2,037,000
8.75% due 03/15/17[7,8]	1,000,000	1,072,500
CIT Group, Inc.
7.00% due 05/01/17	2,559,568	2,505,178
7.00% due 05/01/16	221,119	217,802
7.00% due 05/01/14	132,672	132,340
7.00% due 05/01/15	132,672	131,677
7.00% due 05/01/13	88,448	88,890
Satelites Mexicanos S.A. de CV
9.28% due 11/30/11[4]	3,054,175	2,878,559
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/13	2,750,000	2,860,000
Catalent Pharma Solutions, Inc.
10.25% due 04/15/15	2,805,984	2,834,044
Ford Motor Credit Company LLC
8.00% due 12/15/16	1,000,000	1,130,371
7.00% due 04/15/15	1,000,000	1,068,580
8.13% due 01/15/20	400,000	459,626
Sino-Forest Corp.
10.25% due 07/28/14[7,8]	2,275,000	2,639,000
West Corp.
11.00% due 10/15/16	1,250,000	1,328,124
9.50% due 10/15/14	1,050,000	1,098,563
KAR Auction Services, Inc.
8.75% due 05/01/14	2,300,000	2,394,875
Amkor Technology, Inc.
9.25% due 06/01/16	2,225,000	2,386,313
Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,683,915
6.75% due 12/01/14	650,000	670,702
Hospitality Properties Trust
6.70% due 01/15/18	2,150,000	2,304,716
Penske Automotive Group, Inc.
7.75% due 12/15/16	2,250,000	2,196,563
Ineos Group Holdings plc
8.50% due 02/15/16[7,8]	2,500,000	2,115,625
Pinnacle Entertainment, Inc.
7.50% due 06/15/15	2,180,000	2,109,149
E*Trade Financial Corp.
7.88% due 12/01/15	2,150,000	2,101,625
Nuveen Investments, Inc.
10.50% due 11/15/15	2,100,000	2,086,875
GeoEye, Inc.
9.63% due 10/01/15	1,900,000	2,073,375
AES Red Oak LLC
8.54% due 11/30/19	1,872,278	1,923,765
Travelport LLC
9.88% due 09/01/14	1,850,000	1,903,187
Continental Airlines
7.03% due 06/15/11	1,378,071	1,371,180
7.34% due 04/19/14†††,2	531,044	531,044
HCA, Inc.
9.25% due 11/15/16	1,750,000	1,894,374
Tesoro Corp.
6.50% due 06/01/17	1,900,000	1,871,500
US Oncology, Inc.
9.13% due 08/15/17	1,100,000	1,166,000
10.75% due 08/15/14	675,000	702,000
Neiman Marcus Group, Inc.
10.38% due 10/15/15	1,750,000	1,837,500
NRG Energy, Inc.
8.50% due 06/15/19	1,250,000	1,317,188
8.25% due 09/01/20[7]	500,000	515,625

Schedule of Investments
September 30, 2010 (unaudited)	SBL P (High Yield Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 84.9% (continued)
Forest City Enterprises, Inc.
7.63% due 06/01/15	$1,750,000	$1,671,250
CommonWealth REIT
0.89% due 03/16/11[4]	1,624,000	1,620,684
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[7,8]	1,454,320	1,599,751
Transocean, Inc.
6.00% due 03/15/18	1,500,000	1,595,400
Central Garden and Pet Co.
8.25% due 03/01/18	1,500,000	1,531,875
Radnet Management, Inc.
10.38% due 04/01/18[7,8]	1,600,000	1,464,000
Seagate Technology HDD Holdings
6.80% due 10/01/16	1,400,000	1,428,000
Berry Plastics Corp.
9.50% due 05/15/18	1,500,000	1,410,000
Rabobank Capital Funding Trust II
5.26% due 12/31/49[4,7,8,9]	1,400,000	1,368,447
Key Energy Services, Inc.
8.38% due 12/01/14	1,250,000	1,318,750
Regal Cinemas Corp.
8.63% due 07/15/19	1,250,000	1,310,938
Psychiatric Solutions, Inc.
7.75% due 07/15/15	1,250,000	1,300,000
Nielsen Finance LLC
10.00% due 08/01/14	1,200,000	1,261,499
Marquee Holdings, Inc.
9.51% due 08/15/14	1,500,000	1,230,000
Easton-Bell Sports, Inc.
9.75% due 12/01/16	1,125,000	1,222,031
Pinnacle Foods Finance LLC
9.25% due 04/01/15[7,8]	650,000	676,000
8.25% due 09/01/17[7]	500,000	506,250
Appleton Papers, Inc.
10.50% due 06/15/15[7,8]	1,250,000	1,171,875
Healthsouth Corp.
8.13% due 02/15/20	1,100,000	1,144,000
Block Communications, Inc.
8.25% due 12/15/15[7,8]	1,125,000	1,126,406
Griffin Coal Mining Company Pty Ltd.
9.50% due 12/01/16[1,7,8]	1,900,000	1,123,375
Constellation Brands, Inc.
7.25% due 05/15/17	1,000,000	1,066,250
Intelsat S.A.
7.63% due 04/15/12	1,000,000	1,035,000
Mohegan Tribal Gaming Authority
7.13% due 08/15/14	1,750,000	1,023,750
AMC Entertainment, Inc.
8.00% due 03/01/14	1,000,000	1,008,750
Nationwide Mutual Insurance Co.
8.25% due 12/01/31[7,8]	900,000	961,928
Reynolds Group Issuer, Inc.
8.50% due 05/15/18[7,8]	750,000	733,125
7.75% due 10/15/16[7,8]	200,000	203,500
Hanesbrands, Inc.
8.00% due 12/15/16	750,000	792,188
4.12% due 12/15/14[4,8]	150,000	144,375
Seagate HDD Cayman
6.88% due 05/01/20[7,8]	900,000	879,750
General Nutrition Centers, Inc.
5.75% due 03/15/14[4]	850,000	842,563
Edison Mission Energy
7.63% due 05/15/27	1,250,000	840,625
Progress Capital Trust I
10.50% due 06/01/27	700,000	720,470
Boyd Gaming Corp.
7.13% due 02/01/16	800,000	669,000
SunGard Data Systems, Inc.
10.63% due 05/15/15	600,000	669,000
Apria Healthcare Group, Inc.
11.25% due 11/01/14	600,000	660,000
PolyOne Corp.
6.58% due 02/23/11	625,000	626,563
Kansas City Southern Railway
13.00% due 12/15/13	500,000	605,625
Harry & David Operations Corp.
9.00% due 03/01/13	900,000	603,000
Noble Group, Ltd.
6.63% due 03/17/15[7,8]	550,000	569,011
Radio One, Inc.
6.38% due 02/15/13[1]	650,000	546,813
Targa Resources Partners, LP
7.88% due 10/15/18[7]	500,000	521,250
Plains Exploration & Production Co.
7.00% due 03/15/17	500,000	512,500
Vanguard Health Holdings Company, II LLC
8.00% due 02/01/18	500,000	507,500
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	505,000
Morris Publishing Group LLC
10.00% due 09/01/14	525,849	502,186
Western Refining, Inc.
11.25% due 06/15/17[7,8]	500,000	470,000
Casella Waste Systems, Inc.
9.75% due 02/01/13	400,000	403,000
MGM Resorts International
11.13% due 11/15/17	300,000	341,625
8.38% due 02/01/11	55,000	55,550
CMP Susquehanna Corp.
9.88% due 05/15/14	1,200,000	396,000
GenOn Escrow Corp.
9.88% due 10/15/20[7]	400,000	382,000
Inergy, LP
7.00% due 10/01/18[7]	300,000	307,500
El Paso Corp.
8.25% due 02/15/16	250,000	278,125
Hilcorp Energy I, LP
7.75% due 11/01/15[7,8]	250,000	252,500
Icahn Enterprises LP
8.00% due 01/15/18	250,000	251,250
Fisher Communications, Inc.
8.63% due 09/15/14	250,000	247,500
Anixter, Inc.
5.95% due 03/01/15	250,000	245,625
Michaels Stores, Inc.
11.38% due 11/01/16	200,000	217,250
Mexico Government International Bond
7.50% due 01/14/12	116,000	125,512
8.38% due 01/14/11	85,000	86,700
Mobile Services Group, Inc.
9.75% due 08/01/14	200,000	209,000
Huntsman International LLC
8.63% due 03/15/21[7]	200,000	207,000

Schedule of Investments
September 30, 2010 (unaudited)	SBL P (High Yield Series)

	Face	Market
	Amount	Value
CORPORATE BONDS†† - 84.9% (continued)
Bumble Bee Foods LLC
7.75% due 12/15/15	$180,000	$192,600
Invacare Corp.
9.75% due 02/15/15[8]	150,000	160,125
Qwest Corp.
7.88% due 09/01/11	150,000	158,813
Triumph Group, Inc.
8.00% due 11/15/17	100,000	102,500
Valeant Pharmaceuticals International
7.00% due 10/01/20[7]	100,000	102,250
USI Holdings Corp.
9.75% due 05/15/15[7,8]	100,000	97,000
Banque Centrale de Tunisie S.A.
7.38% due 04/25/12	80,000	86,800
Russian Ministry of Finance
3.00% due 05/14/11	80,000	80,901
FCB Capital Trust I
8.05% due 03/01/28	75,000	74,734
Bonten Media Acquisition Co.
9.00% due 06/01/15[7,8]	115,348	62,865
CSC Holdings LLC
6.75% due 04/15/12	42,000	43,943
South Africa Government International Bond
7.38% due 04/25/12	35,000	38,150
East Coast Power LLC
7.07% due 03/31/12	33,347	34,402
Chile Government International Bond
7.13% due 01/11/12	25,000	26,797
Icon Health & Fitness
11.25% due 04/01/12†††,2	25,000	17,500
Idearc, Inc.
8.00% due 11/15/16[1]	43,550	10,888
Pemex Project Funding Master Trust
9.13% due 10/13/10	10,000	10,048
Methanex Corp.
8.75% due 08/15/12	5,000	5,300
Reader’s Digest Association, Inc.
9.00% due 02/15/17[1]	150,000	1,500
Delta Air Lines, Inc.
7.90% due 12/15/25[8]	75,000	1,313
SemGroup, LP
8.75% due 11/15/15†††,1,2	1,700,000	—
Metaldyne Corp.
11.00% due 06/15/12†††,1,2	1,000,000	—

TOTAL CORPORATE BONDS (Cost $108,099,759)		117,585,121

CONVERTIBLE BONDS†† - 4.9%
Hologic, Inc.
2.00% due 12/15/37[5]	$2,450,000	$2,266,250
Forest City Enterprises, Inc.
5.00% due 10/15/16[7,8]	1,000,000	1,163,750
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	1,054,688
USEC, Inc.
3.00% due 10/01/14	1,300,000	1,028,625
Sonic Automotive, Inc.
5.00% due 10/01/29	800,000	847,000
Invacare Corp.
4.13% due 02/01/27	350,000	415,625

TOTAL CONVERTIBLE BONDS (Cost $5,945,159)		6,775,938

REPURCHASE AGREEMENT†† - 7.7%
UMB Financial Corp., 0.09%, dated 09/30/10, matures 10/01/10; repurchase amount $10,638,027 (Collateralized by Ginnie Mae Bond, 3.50%, 07/20/37 with a value of $2,963,097 and Ginnie Mae Bond, 3.50%, 01/20/37 with a value of $7,888,217)	10,638,000	10,638,000

TOTAL REPURCHASE AGREEMENT (Cost $10,638,000)		10,638,000

Total Investments - 99.6% (Cost $130,484,325)		$137,976,363
Cash & Other Assets, Less Liabilities - 0.4%		597,212

Total Net Assets - 100.0%		$138,573,575

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

†††	Value determined based on Level 3 inputs.

[1]	Security is in default of interest and/or principal obligations.

[2]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $1,081,520, (cost $2,543,288) or 0.8% of total net assets.

[4]	Variable rate security. Rate indicated is rate effective at September 30, 2010.

[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

[6]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[7]	Security was acquired through a private placement.

[8]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $20,056,221, (cost $19,041,465) or 14.5% of total net assets.

[9]	Perpetual
plc         Public Limited Company
REIT     Real Estate Investment Trust

Schedule of Investments
September 30, 2010 (unaudited)	SBL Q (Small Cap Value Series)

		Market
	Shares	Value
COMMON STOCKS† - 100.4%
Industrials - 21.1%
GeoEye, Inc.*	85,100	$3,444,848
Force Protection, Inc.*	427,600	2,155,104
Insituform Technologies, Inc. — Class A*	88,000	2,127,840
ICF International, Inc.*	78,600	1,970,502
Saia, Inc.*	103,400	1,543,762
Administaff, Inc.	56,700	1,526,931
Orbital Sciences Corp.*	98,821	1,511,961
Navigant Consulting, Inc.*	123,900	1,440,957
General Cable Corp.*	51,000	1,383,120
Celadon Group, Inc.*	84,779	1,170,798
LaBarge, Inc.*	89,300	1,115,357
Flow International Corp.*	414,278	1,089,551
Trex Company, Inc.*	57,100	1,088,897
Ceradyne, Inc.*	28,000	653,800
United Stationers, Inc.*	9,591	513,214
FTI Consulting, Inc.*	11,724	406,706

Total Industrials		23,143,348

Information Technology - 20.6%
Power-One, Inc.*	276,605	2,514,339
Maxwell Technologies, Inc.*	144,100	2,105,301
IXYS Corp.*	200,400	1,913,821
Insight Enterprises, Inc.*	122,300	1,912,772
Standard Microsystems Corp.*	80,869	1,844,622
CACI International, Inc. — Class A*	38,400	1,737,984
Quantum Corp.*	718,093	1,522,357
Satyam Computer Services, Ltd. ADR*	385,152	1,498,241
Silicon Graphics International Corp.*	180,416	1,400,028
Methode Electronics, Inc.	121,626	1,104,364
Harmonic, Inc.*	159,400	1,096,672
Euronet Worldwide, Inc.*	56,900	1,023,631
Symmetricom, Inc.*	159,189	910,561
Perficient, Inc.*	87,790	802,401
Global Cash Access Holdings, Inc.*	156,086	636,831
FEI Co.*	29,600	579,272

Total Information Technology		22,603,197

Financials - 16.0%
Hanover Insurance Group, Inc.	64,600	3,036,200
Horace Mann Educators Corp.	148,600	2,642,108
Fifth Street Finance Corp.	177,000	1,971,780
Associated Banc-Corp	119,000	1,569,610
1st Source Corp.	81,900	1,421,784
Reinsurance Group of America, Inc. — Class A	25,130	1,213,528
Employers Holdings, Inc.	76,000	1,198,520
Old National Bancorp	104,657	1,098,899
Lexington Realty Trust	108,000	773,280
First Potomac Realty Trust	51,000	765,000
Heritage Financial Corp.*	46,800	655,200
Bancfirst Corp.	13,600	550,256
Redwood Trust, Inc.	29,100	420,786
First Marblehead Corp.*	99,086	231,861
Whitney Holding Corp.	5,649	46,152

Total Financials		17,594,964

Consumer Discretionary - 12.8%
Cabela’s, Inc.*	164,327	3,118,926
Chico’s FAS, Inc.	193,900	2,039,828
Maidenform Brands, Inc.*	70,400	2,031,040
Smith & Wesson Holding Corp.*	554,610	1,974,412
Brown Shoe Company, Inc.	148,800	1,706,736
Penn National Gaming, Inc.*	50,000	1,480,500
Scholastic Corp.	25,200	701,064
Conn’s, Inc.*	138,700	644,955
Fred’s, Inc. — Class A	24,700	291,460
Columbia Sportswear Co.	762	44,531

Total Consumer Discretionary		14,033,452

Energy - 10.8%
Southern Union Co.[1]	107,400	2,584,044
Tesco Corp.*	203,900	2,452,917
Global Industries Ltd.*	419,800	2,296,306
USEC, Inc.*	290,930	1,509,927
Gulfport Energy Corp.*	86,535	1,197,644
Goodrich Petroleum Corp.*	65,026	947,429
Kodiak Oil & Gas Corp.*	245,025	830,635

Total Energy		11,818,902

Materials - 10.0%
Louisiana-Pacific Corp.*	425,700	3,222,549
Landec Corp.*	292,900	1,818,909
Myers Industries, Inc.	210,400	1,807,336
Zoltek Companies, Inc.*	146,000	1,419,120
LSB Industries, Inc.*	69,300	1,286,901
Clearwater Paper Corp.*	10,878	827,598
HB Fuller Co.	28,100	558,347

Total Materials		10,940,760

Consumer Staples - 5.6%
Elizabeth Arden, Inc.*	120,600	2,410,794
Orchids Paper Products Co.*	99,458	1,437,168
Winn-Dixie Stores, Inc.*	168,400	1,200,692
Smart Balance, Inc.*	293,600	1,139,168

Total Consumer Staples		6,187,822

Health Care - 2.2%
RehabCare Group, Inc.*	60,400	1,221,288
Mednax, Inc.*	21,400	1,140,620

Total Health Care		2,361,908

Utilities - 1.3%
NorthWestern Corp.[1]	50,600	1,442,100

TOTAL COMMON STOCKS (Cost $87,667,113)		110,126,453

CONVERTIBLE PREFERRED STOCKS†† - 0.1%
Thermoenergy Corp. *,2,3	116,667	102,200

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $111,410)		102,200

WARRANT†† - 0.1%
Thermoenergy Corp.[2]
$0.30, 07/31/15	1,866,672	150,454

TOTAL WARRANT (Cost $168,591)		150,454

Total Investments - 100.6% (Cost $87,947,114)		$110,379,107

Schedule of Investments
September 30, 2010 (unaudited)	SBL Q (Small Cap Value Series)

		Market
	Contracts	Value
OPTIONS WRITTEN† - 0.0%
Put Options on:
Brinker International, Inc.
Expiring January 2011 with strike price of $17.50	130	$(15,600)
North American Energy
Partners, Inc.
Expiring November 2010 with strike price of $7.50	710	(21,300)

TOTAL OPTIONS WRITTEN (Premiums received $53,669)		(36,900)

Liabilities, Less Cash & Other Assets — (0.6)%		(622,611)

Total Net Assets - 100.0%		$109,719,596

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

†††	Value determined based on Level 3 inputs.

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $252,654, (cost $280,001) or 0.2% of total net assets.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
ADR  American Depositary Receipt

Schedule of Investments
September 30, 2010 (unaudited)	SBL V (Mid Cap Value Series)

		Market
	Shares	Value
COMMON STOCKS† - 95.3%
Industrials - 19.6%
GeoEye, Inc.*	222,190	$8,994,251
Covanta Holdings Corp.	380,200	5,988,150
Quanta Services, Inc.*	279,000	5,323,321
Insituform Technologies, Inc. — Class A*	191,100	4,620,798
Administaff, Inc.	161,000	4,335,730
General Cable Corp.*	155,000	4,203,600
Orbital Sciences Corp.*	245,012	3,748,684
Navigant Consulting, Inc.*	291,200	3,386,656
URS Corp.*	76,820	2,917,624
ICF International, Inc.*	114,400	2,868,008
Force Protection, Inc.*	565,000	2,847,600
Babcock & Wilcox Co.*	108,950	2,318,456
Saia, Inc.*	133,690	1,995,992
Trex Company, Inc.*	91,300	1,741,091
United Stationers, Inc.*	24,940	1,334,539
FTI Consulting, Inc.*	31,696	1,099,534
Thermoenergy Corp.*	905,961	271,788
UQM Technologies, Inc.*	96,426	246,851

Total Industrials		58,242,673

Financials - 14.7%
Hanover Insurance Group, Inc.	151,500	7,120,500
WR Berkley Corp.	213,800	5,787,566
American Financial Group, Inc.[1]	162,800	4,978,424
Alleghany Corp.*	12,949	3,923,935
Fifth Street Finance Corp.	319,014	3,553,816
Associated Banc-Corp	255,495	3,369,979
Reinsurance Group of America, Inc. — Class A	65,830	3,178,931
Old National Bancorp	235,914	2,477,097
Employers Holdings, Inc.	127,800	2,015,406
Investors Real Estate Trust	226,947	1,901,816
Lexington Realty Trust	262,000	1,875,920
First Horizon National Corp.*	132,009	1,506,224
Redwood Trust, Inc.	64,371	930,805
First Marblehead Corp.*	303,741	710,754
Bimini Capital Management, Inc. — Class A	246,603	207,147
Whitney Holding Corp.	15,305	125,042

Total Financials		43,663,362

Information Technology - 12.6%
Computer Sciences Corp.	171,600	7,893,599
Power-One, Inc.*	748,766	6,806,283
IXYS Corp.*	590,800	5,642,140
Maxwell Technologies, Inc.*	371,800	5,431,998
Satyam Computer Services Ltd. ADR*	928,594	3,612,231
Euronet Worldwide, Inc.*	150,100	2,700,299
Symmetricom, Inc.*	437,280	2,501,242
FEI Co.*	72,400	1,416,868
Ultratech, Inc.*	80,600	1,378,260

Total Information Technology		37,382,920

Utilities - 11.5%
Great Plains Energy, Inc.	238,305	4,503,964
Northeast Utilities	144,981	4,287,088
Westar Energy, Inc.	172,100	4,169,983
NorthWestern Corp.	131,000	3,733,500
Allete, Inc.	95,251	3,469,994
Atmos Energy Corp.	113,200	3,311,100
Black Hills Corp.	101,800	3,176,160
UGI Corp.	86,429	2,472,734
Pepco Holdings, Inc.	95,300	1,772,580
American Water Works Company, Inc.	72,900	1,696,383
Alliant Energy Corp.	46,100	1,675,735

Total Utilities		34,269,221

Consumer Discretionary - 10.6%
Cabela’s, Inc.*	369,431	7,011,800
Chico’s FAS, Inc.	453,500	4,770,820
Maidenform Brands, Inc.*	146,000	4,212,100
Brown Shoe Company, Inc.	317,126	3,637,435
Penn National Gaming, Inc.*	115,000	3,405,150
Jack in the Box, Inc.*	96,700	2,073,248
Scholastic Corp.	60,800	1,691,456
Leggett & Platt, Inc.	72,500	1,650,100
Fortune Brands, Inc.	32,700	1,609,821
Fred’s, Inc. — Class A	59,350	700,330
Smith & Wesson Holding Corp.*	186,510	663,976
Columbia Sportswear Co.	1,836	107,296
HydroGen Corp.*,4	672,346	2,084

Total Consumer Discretionary		31,535,616

Energy - 10.2%
Global Industries Ltd.*	1,125,949	6,158,941
Southern Union Co.	202,400	4,869,744
Valero Energy Corp.[1]	227,300	3,980,023
USEC, Inc.*	698,070	3,622,983
McDermott International, Inc.*	222,900	3,294,462
Gulfport Energy Corp.*	211,927	2,933,070
Goodrich Petroleum Corp.*	174,697	2,545,335
Petrohawk Energy Corp.*	130,400	2,104,656
Helmerich & Payne, Inc.	18,350	742,441

Total Energy		30,251,655

Materials - 6.8%
Bemis Company, Inc.	249,200	7,912,100
Sonoco Products Co.	117,950	3,944,248
Louisiana-Pacific Corp.*	490,000	3,709,300
Zoltek Companies, Inc.*	170,000	1,652,400
Landec Corp.*	251,145	1,559,610
HB Fuller Co.	68,100	1,353,147

Total Materials		20,130,805

Consumer Staples - 5.9%
JM Smucker Co.	95,700	5,792,721
Hormel Foods Corp.[1]	98,900	4,410,940
Ralcorp Holdings, Inc.*	51,900	3,035,112
Del Monte Foods Co.	169,893	2,227,297
Bunge Ltd.	33,100	1,958,196

Total Consumer Staples		17,424,266

Health Care - 3.4%
Hologic, Inc.*	174,044	2,786,444
RehabCare Group, Inc.*	130,554	2,639,802
Forest Laboratories, Inc.*	76,380	2,362,433
Mednax, Inc.*	43,115	2,298,030

Total Health Care		10,086,709

TOTAL COMMON STOCKS (Cost $257,497,743)		282,987,227

Schedule of Investments
September 30, 2010 (unaudited)	SBL V (Mid Cap Value Series)

		Market
	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.1%
Thermoenergy Corp. *,2,3	308,333	$270,100

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $294,438)		270,100

WARRANTS†† - 0.1%
Thermoenergy Corp.[2] $0.30, 07/31/15	4,933,328	397,626
Nova Biosource Fuels, Inc. $2.40, 07/05/11	369,350	508

TOTAL WARRANTS (Cost $827,081)		398,134

EXCHANGE TRADED FUNDS† - 1.6%
iShares Russell 2000 Value Index Fund	36,530	2,261,207
iShares Russell Midcap Value Index Fund	55,610	2,244,976

TOTAL EXCHANGE TRADED FUNDS (Cost $4,358,112)		4,506,183

	Face	Market
	Amount	Value
CONVERTIBLE BOND†† - 0.9%
USEC, Inc. 3.00% due 10/01/14	$3,500,000	$2,769,375

TOTAL CONVERTIBLE BOND (Cost $3,500,000)		2,769,375

REPURCHASE AGREEMENT†† - 2.9%
UMB Financial Corp., 0.09%, dated 09/30/10, matures 10/01/10; repurchase amount $8,716,022 (Collateralized by U.S.Treasury Note, 1.0%, 09/30/11 with a value of $8,890,400)	8,716,000	8,716,000

TOTAL REPURCHASE AGREEMENT (Cost $8,716,000)		8,716,000

Total Investments - 100.9% (Cost $275,193,374)		$299,647,019

		Market
	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call Options on:
Valero Energy Corp.
Expiring January 2011 with strike price of $17.50	900	$(115,200)

Total Call Options		(115,200)

Put Options on:
American Waterworks Inc.
Expiring December 2010 with strike price of $20.00	750	$(7,500)
Great Plains Energy, Inc.
Expiring December 2010 with strike price of $17.50	373	(13,055)
Brinker International, Inc.
Expiring January 2011 with strike price of $17.50	352	(42,240)
American Waterworks, Inc.
Expiring December 2010 with strike price of $22.50	750	(45,000)

Total Put Options		(107,795)

TOTAL OPTIONS WRITTEN (Premiums received $385,314)		(222,995)

Liabilities, Less Cash & Other Assets — (0.8)%		(2,273,690)

Total Net Assets - 100.0%		$297,150,334

*	Non-income producing security

†	Value determined based on Level 1 inputs

††	Value determined based on Level 2 inputs

[1]	Security is segregated as collateral for open written option contracts.

[2]	Security was fair valued by the Valuation Committee at September 30, 2010. The total market value of fair valued securities amounts to $667,726 (cost $739,999) or 0.2% of total net assets.

[3]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[4]	Investment in an affiliated issuer.

ADR	American Depositary Receipt

Schedule of Investments
September 30, 2010 (unaudited)	SBL X (Small Cap Growth Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.5%
Information Technology - 23.6%
Solera Holdings, Inc.	17,900	$790,465
Informatica Corp.*	20,400	783,564
Cadence Design Systems, Inc.*	102,010	778,336
Alliance Data Systems Corp.*	11,840	772,678
Equinix, Inc.*	6,680	683,698
InterDigital, Inc.*	21,370	632,766
GSI Commerce, Inc.*	24,180	597,246
SYNNEX Corp.*	20,250	569,835
Nuance Communications, Inc.*	33,080	517,371
Smith Micro Software, Inc.*	51,200	508,928
Nanometrics, Inc.*	32,300	486,115
Acme Packet, Inc.*	10,550	400,267
Veeco Instruments, Inc.*	11,150	388,801
Riverbed Technology, Inc.*	8,350	380,593
FLIR Systems, Inc.*	14,760	379,332
Rofin-Sinar Technologies, Inc.*	11,900	302,022
SolarWinds, Inc.*	16,790	289,795
VanceInfo Technologies, Inc. ADR*	7,250	234,465

Total Information Technology		9,496,277

Consumer Discretionary - 18.4%
Jarden Corp.	27,460	854,830
Gaylord Entertainment Co.*	21,090	643,245
Lamar Advertising Co. — Class A*	18,540	589,943
Harman International Industries, Inc.*	16,170	540,240
Penn National Gaming, Inc.*	17,815	527,502
WMS Industries, Inc.*	12,800	487,296
Tempur-Pedic International, Inc.*	14,760	457,560
Gentex Corp.	23,050	449,706
Hanesbrands, Inc.*	15,820	409,104
Life Time Fitness, Inc.*	9,655	381,083
Lennar Corp. — Class A	22,380	344,204
Vail Resorts, Inc.*	8,775	329,238
Monro Muffler Brake, Inc.	6,960	320,926
Oxford Industries, Inc.	13,020	309,616
Lululemon Athletica, Inc.*	6,910	309,015
McCormick & Schmick’s Seafood Restaurants, Inc.*	28,480	221,574
Select Comfort Corp.*	32,200	218,316

Total Consumer Discretionary		7,393,398

Health Care - 17.7%
Martek Biosciences Corp.*	28,550	646,086
Endo Pharmaceuticals Holdings, Inc.*	18,710	621,920
Hill-Rom Holdings, Inc.	16,740	600,798
Haemonetics Corp.*	9,895	579,154
Perrigo Co.	8,440	542,017
Parexel International Corp.*	21,230	491,050
Natus Medical, Inc.*	32,350	471,340
Integra LifeSciences Holdings Corp.*	11,900	469,574
Mednax, Inc.*	8,350	445,055
Health Management Associates, Inc. — Class A*	47,880	366,761
BioMarin Pharmaceutical, Inc.*	14,220	317,817
Wright Medical Group, Inc.*	20,350	293,244
Halozyme Therapeutics, Inc.*	33,490	258,208
Clarient, Inc.*	67,050	226,629
Obagi Medical Products, Inc.*	19,140	200,970
Human Genome Sciences, Inc.*	6,700	199,593
Angiodynamics, Inc.*	9,400	143,256
CardioNet, Inc.*	30,915	139,427
Momenta Pharmaceuticals, Inc.*	8,400	126,420

Total Health Care		7,139,319

Industrials - 16.6%
Bucyrus International, Inc. — Class A	11,370	788,509
BE Aerospace, Inc.*	24,370	738,655
IDEX Corp.	19,840	704,518
Regal-Beloit Corp.	11,570	679,044
Pentair, Inc.	18,440	620,137
Roper Industries, Inc.	7,680	500,582
Kansas City Southern*	11,165	417,683
Wabtec Corp.	8,650	413,384
Pall Corp.	9,925	413,277
Interface, Inc. — Class A	24,870	353,900
Aecom Technology Corp.*	14,540	352,740
Towers Watson & Co. — Class A	6,550	322,129
DigitalGlobe, Inc.*	8,180	248,672
ICF International, Inc.*	5,160	129,361

Total Industrials		6,682,591

Financials - 5.7%
HCC Insurance Holdings, Inc.	22,750	593,548
Commerce Bancshares, Inc.	13,510	507,841
Stifel Financial Corp.*	10,290	476,324
Cardtronics, Inc.*	23,200	357,976
TCF Financial Corp.	21,180	342,904

Total Financials		2,278,593

Energy - 5.0%
Alpha Natural Resources, Inc.*	14,770	607,786
Oil States International, Inc.*	12,960	603,287
Superior Energy Services, Inc.*	17,520	467,609
Bill Barrett Corp.*	9,470	340,920

Total Energy		2,019,602

Materials - 3.9%
Solutia, Inc.*	31,100	498,222
Kaiser Aluminum Corp.	9,880	422,765
Silgan Holdings, Inc.	11,550	366,135
Cliffs Natural Resources, Inc.	4,510	288,279

Total Materials		1,575,401

Consumer Staples - 3.1%
Diamond Foods, Inc.	14,140	579,598
TreeHouse Foods, Inc.*	9,120	420,432
J&J Snack Foods Corp.	5,690	238,582

Total Consumer Staples		1,238,612

Utilities - 2.1%
ITC Holdings Corp.	6,950	432,638
NorthWestern Corp.	13,920	396,720

Total Utilities		829,358

Schedule of Investments
September 30, 2010 (unaudited)	SBL X (Small Cap Growth Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Telecommunication Services - 1.4%
SBA Communications Corp. — Class A*	14,190	$571,857

TOTAL COMMON STOCKS (Cost $33,037,697)		39,225,008

Total Investments - 97.5% (Cost $33,037,697)		$39,225,008
Cash & Other Assets, Less Liabilities - 2.5%		998,381

Total Net Assets - 100.0%		$40,223,389

*	Non-income producing security

†	Value determined based on Level 1 inputs.
ADR American Depositary Receipt

Schedule of Investments
September 30, 2010 (unaudited)	SBL Y (Large Cap Concentrated Growth Series)

		Market
	Shares	Value
COMMON STOCKS† - 97.2%
Information Technology - 27.4%
Apple, Inc.*	7,115	$2,018,880
Google, Inc. — Class A*	2,980	1,566,853
EMC Corp.*	74,030	1,503,549
Oracle Corp.	55,950	1,502,258
Xerox Corp.	144,150	1,491,953
Motorola, Inc.*	158,830	1,354,820
Lam Research Corp.*	29,150	1,219,928

Total Information Technology		10,658,241

Consumer Discretionary - 21.2%
BorgWarner, Inc.*	23,900	1,257,618
Macy’s, Inc.	52,900	1,221,461
TJX Companies, Inc.	27,000	1,205,010
Yum! Brands, Inc.	24,950	1,149,197
Omnicom Group, Inc.	29,100	1,148,868
McDonald’s Corp.	15,300	1,140,003
Walt Disney Co.	33,100	1,095,941

Total Consumer Discretionary		8,218,098

Industrials - 16.4%
CSX Corp.	24,250	1,341,509
3M Co.	15,450	1,339,670
Cooper Industries plc — Class A	25,890	1,266,798
Boeing Co.	18,150	1,207,701
Cummins, Inc.	13,150	1,191,127

Total Industrials		6,346,805

Energy - 9.0%
Occidental Petroleum Corp.	19,220	1,504,926
Schlumberger Ltd.	16,400	1,010,404
Peabody Energy Corp.	20,250	992,453

Total Energy		3,507,783

Health Care - 8.5%
Celgene Corp.*	20,680	1,191,375
Abbott Laboratories	22,100	1,154,504
Warner Chilcott plc — Class A	42,650	957,066

Total Health Care		3,302,945

Materials - 6.0%
Dow Chemical Co.	42,955	1,179,545
Air Products & Chemicals, Inc.	13,920	1,152,854

Total Materials		2,332,399

Financials - 5.7%
U.S. Bancorp	51,500	1,113,430
JPMorgan Chase & Co.	28,500	1,084,995

Total Financials		2,198,425

Consumer Staples - 3.0%
PepsiCo, Inc.	17,350	1,152,734

TOTAL COMMON STOCKS (Cost $34,541,661)		37,717,430

Total Investments - 97.2% (Cost $34,541,661)		$37,717,430
Cash & Other Assets, Less Liabilities - 2.8%		1,088,179

Total Net Assets - 100.0%		$38,805,609

*	Non-income producing security

†	Value determined based on Level 1 inputs

plc	Public Limited Company

Schedule of Investments
September 30, 2010 (unaudited)	SBL Z (Alpha Opportunity Series)

		Market
	Shares	Value
COMMON STOCKS† - 84.2%
Industrials - 17.7%
Joy Global, Inc.[1,2]	9,500	$668,040
Lockheed Martin Corp.[1,2]	3,993	284,621
Trinity Industries, Inc.[1,2]	10,800	240,516
United Parcel Service, Inc. — Class B	2,985	199,070
AO Smith Corp.[1,2]	3,000	173,670
J.B. Hunt Transport Services, Inc.	3,923	136,128
US Airways Group, Inc.*	14,232	131,646
Towers Watson & Co. — Class A1,2	2,400	118,032
FedEx Corp.	1,378	117,819
Westport Innovations, Inc.*	6,412	112,851
Continental Airlines, Inc. — Class B*	4,362	108,352
Alamo Group, Inc.	4,577	102,204
Watts Water Technologies, Inc.— Class A1,2	3,000	102,150
GrafTech International Ltd.*	6,199	96,890
Genesee & Wyoming, Inc. — Class A*	2,038	88,429
Republic Services, Inc. — Class A	2,825	86,134
Canadian National Railway Co.	1,294	82,842
GATX Corp.	2,545	74,620
General Electric Co.[1,2]	4,500	73,125
Northrop Grumman Corp.[1,2]	1,100	66,693
KBR, Inc.	2,638	65,001
Wabash National Corp.*	7,350	59,462
Fluor Corp.	1,148	56,860
Con-way, Inc.[1,2]	1,800	55,782
Kansas City Southern*	1,402	52,449
Watsco, Inc.	893	49,722
Honeywell International, Inc.	922	40,513
Tyco International Ltd.	921	33,828
Deere & Co.	459	32,029
Chicago Bridge & Iron Company N.V.*	712	17,408
AerCap Holdings N.V.*	603	7,133

Total Industrials		3,534,019

Financials - 12.7%
General Growth Properties, Inc.	113,758	1,774,625
Ageas	45,503	130,283
Endurance Specialty Holdings Ltd.[1,2]	3,200	127,360
Weyerhaeuser Co.	6,906	108,839
Amtrust Financial Services, Inc.[1,2]	6,300	91,476
American Equity Investment Life Holding Co.	8,479	86,824
MetLife, Inc.	2,066	79,438
Genworth Financial, Inc. — Class A*,1,2	4,200	51,324
Ezcorp, Inc. — Class A*	1,388	27,816
CNO Financial Group, Inc.*	3,214	17,806
Citigroup, Inc.*	3,674	14,329
MF Global Holdings Ltd.*	1,837	13,226
CBL & Associates Properties, Inc.	689	8,998
Farmer Mac — Class C	664	7,184
Anglo Irish Bank Corporation Ltd.*,†††	16,638	—

Total Financials		2,539,528

Information Technology - 10.3%
Shanda Interactive Entertainment Ltd. ADR*1,2	16,000	626,400
CA, Inc.[1,2]	20,235	427,363
eBay, Inc.*	5,051	123,244
Symantec Corp.*,1,2	6,300	95,571
Avnet, Inc.*,1,2	3,200	86,432
Harmonic, Inc.*,1,2	11,700	80,496
Cirrus Logic, Inc.*	4,362	77,819
Linear Technology Corp.	2,526	77,624
Arrow Electronics, Inc.*,1,2	2,800	74,844
Amkor Technology, Inc.*,1,2	9,800	64,386
Microchip Technology, Inc.	1,607	50,540
Seagate Technology plc*	2,968	34,963
Volterra Semiconductor Corp.*	1,607	34,583
Omnivision Technologies, Inc.*	1,334	30,735
Polycom, Inc.*	997	27,198
Daktronics, Inc.	2,755	27,054
RF Micro Devices, Inc.*	3,674	22,558
Western Digital Corp.*	744	21,122
Tellabs, Inc.	2,755	20,525
Entropic Communications, Inc.*	1,722	16,531
LivePerson, Inc.*	1,607	13,499
Lattice Semiconductor Corp.*	2,388	11,343
FSI International, Inc.*	1,490	3,963
LTX-Credence Corp.*	1,831	3,827

Total Information Technology		2,052,620

Consumer Staples - 9.9%
Philip Morris International, Inc.[1,2]	10,500	588,210
Altria Group, Inc.[1,2]	17,800	427,556
Tyson Foods, Inc. — Class A	13,087	209,653
Herbalife Ltd.[1,2]	2,600	156,910
Wal-Mart Stores, Inc.[1,2]	2,300	123,096
Kraft Foods, Inc. — Class A	3,229	99,647
Cal-Maine Foods, Inc.	3,100	89,838
Safeway, Inc.[1,2]	4,200	88,872
Andersons, Inc.	1,380	52,302
Archer-Daniels-Midland Co.	1,393	44,465
General Mills, Inc.	1,164	42,533
Smithfield Foods, Inc.*	1,837	30,917
Kroger Co.	249	5,393

Total Consumer Staples		1,959,392

Health Care - 9.5%
Johnson & Johnson	5,300	328,389
Viropharma, Inc.*,1,2	10,500	156,555
Lincare Holdings, Inc.[1,2]	6,150	154,304
AstraZeneca plc[12]	2,800	142,298
Life Technologies Corp.*,1,2	3,000	140,070
Owens & Minor, Inc.[12]	4,200	119,532
Forest Laboratories, Inc.*,1,2	3,600	111,348
GlaxoSmithKline plc, ADR[1,2]	5,500	108,393
Amgen, Inc.*,1,2	1,900	104,709
Centene Corp.*	4,292	101,248
Baxter International, Inc.[1,2]	1,900	90,649
Merck & Company, Inc.	2,087	76,822
Charles River Laboratories International, Inc.*,1,2	2,100	69,615
WellCare Health Plans, Inc.*,1,2	2,400	69,504
Kindred Healthcare, Inc.*,1,2	4,100	53,382
DexCom, Inc.*	2,275	30,076
Health Net, Inc.*	320	8,701
Animal Health International, Inc.*	2,801	7,703
Five Star Quality Care, Inc.*	137	692

Total Health Care		1,873,990

Schedule of Investments
September 30, 2010 (unaudited)	SBL Z (Alpha Opportunity Series)

		Market
	Shares	Value
COMMON STOCKS† - 84.2% (continued)
Materials - 8.8%
Randgold Resources Ltd. ADR	4,207	$426,843
Mosaic Co.	2,910	170,992
Schnitzer Steel Industries, Inc. — Class A	3,214	155,171
Titanium Metals Corp.*	7,610	151,896
Monsanto Co.	2,296	110,047
Royal Gold, Inc.	2,066	102,969
RTI International Metals, Inc.*	3,326	101,842
Cliffs Natural Resources, Inc.	1,378	88,082
Harry Winston Diamond Corp.*	4,935	57,443
Compass Minerals International, Inc.	601	46,049
Newmont Mining Co.	704	44,218
Mechel ADR	1,655	41,210
Noranda Aluminum Holding Corp.*	4,592	37,746
General Moly, Inc.*	9,052	33,130
Greif, Inc. — Class A	522	30,714
Intrepid Potash, Inc.*	1,168	30,450
Brush Engineered Materials, Inc.*	984	27,985
AMCOL International Corp.	1,044	27,342
OM Group, Inc.*	688	20,723
Barrick Gold Corp.	344	15,924
E. I. du Pont de Nemours & Co.	193	8,612
China Green Agriculture, Inc.*	531	4,662

Total Materials		1,734,050

Consumer Discretionary - 8.3%
Limited Brands, Inc.[1,2]	9,648	258,373
Family Dollar Stores, Inc.[1,2]	3,900	172,224
TJX Companies, Inc.[1,2]	3,800	169,594
Walt Disney Co.	4,322	143,101
Gymboree Corp.*,1,2	3,200	132,928
Ross Stores, Inc.[1,2]	2,300	125,626
Ford Motor Co.*	10,102	123,648
The Gap, Inc.[1,2]	6,300	117,432
RadioShack Corp.[1,2]	5,500	117,315
Jack in the Box, Inc.*,1,2	4,200	90,048
Phillips-Van Heusen Corp.[1,2]	900	54,144
Target Corp.	706	37,729
Hasbro, Inc.	756	33,650
Fortune Brands, Inc.	258	12,701
Perfumania Holdings, Inc.*	1,545	12,576
Navarre Corp.*	830	2,158

Total Consumer Discretionary		1,603,247

Energy - 4.1%
Anadarko Petroleum Corp.[1,2]	2,930	167,157
World Fuel Services Corp.	4,800	124,848
Petroleum Development Corp.*	3,622	99,967
Peabody Energy Corp.	1,837	90,031
ConocoPhillips[1,2]	1,500	86,145
Noble Energy, Inc.	1,147	86,128
Marathon Oil Corp.	1,361	45,049
Concho Resources, Inc.*	647	42,812
Complete Production Services, Inc.*	938	19,182
Denbury Resources, Inc.*	1,148	18,242
Abraxas Petroleum Corp.*	6,018	17,091
Cloud Peak Energy, Inc.*	358	6,534

Total Energy		803,186

Telecommunication Services - 1.6%
AT&T, Inc.[1,2]	11,300	$323,180
Utilities - 1.3%
Constellation Energy Group, Inc.[1,2]	5,400	174,096
NiSource, Inc.	2,296	39,950
Xcel Energy, Inc.	1,564	35,925

Total Utilities		249,971

TOTAL COMMON STOCKS (Cost $15,152,088)		16,673,183

EXCHANGE TRADED FUNDS† - 2.3%
Market Vectors — Russia ETF	4,905	159,560
iPATH S&P 500 VIX Mid-Term Futures ETN	1,378	119,445
iShares Barclays 20+ Year Treasury Bond Fund	951	100,340
Guggenheim Timber ETF	3,918	75,617

TOTAL EXCHANGE TRADED FUNDS (Cost $443,944)		454,962

CLOSED-END FUND† - 0.6%
Morgan Stanley China A Share Fund, Inc.	4,326	119,441

TOTAL CLOSED-END FUND (Cost $122,702)		119,441

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTE†† - 10.1%
Fannie Mae[3]
0.00% due 12/27/10[2]	$2,000,000	$1,999,324
TOTAL FEDERAL AGENCY DISCOUNT NOTE (Cost $1,999,082)		1,999,324

REPURCHASE AGREEMENTS†† - 16.8%
State Street 0.028%, dated 09/30/10 matures 10/01/10; repurchase amount $2,440,228 (Collateralized by U.S. Treasury Note, 2.5%, 04/30/15 with a value of $2,489,378)	2,440,226	2,440,227
State Street 0.028%, dated 09/30/10 matures 10/01/10; repurchase amount $883,996 (Collateralized by U.S. Treasury Note, 2.5%, 04/30/15 with a value of $904,742)	883,995	883,995

TOTAL REPURCHASE AGREEMENTS (Cost $3,324,222)		3,324,222

Total Investments - 114.0% (Cost $21,042,038)		$22,571,132

Schedule of Investments
September 30, 2010 (unaudited)	SBL Z (Alpha Opportunity Series)

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS† - (41.6)%
Consumer Staples — (0.7)%
Walgreen Co. †	368	$(12,328)
Colgate-Palmolive Co. †	184	(14,142)
Hansen Natural Corp. *,†††,5	3,270	(96,825)

		(123,295)

Telecommunication Services — (1.1)%
Clearwire Corp. *,†††,5	2,660	(30,138)
Global Crossing Ltd. *,†††,5	2,520	(40,244)
Leap Wireless International, Inc. *,†††,5	1,600	(69,440)
SBA Communications Corp. *,†††,5	2,600	(74,854)

		(214,676)

Utilities — (1.3)%
Korea Electric Power Corp. ADR †††,5	19,460	(263,294)

Energy — (1.9)%
Pride International, Inc.*, †	184	(5,415)
Aquila Resources Ltd. *,†††,5	2,860	(22,783)
Arrow Energy Ltd. *,†††,5	9,500	(24,514)
Modec, Inc. †††,5	1,000	(25,772)
Sevan Marine ASA *,†††,5	6,300	(33,049)
Trican Well Service Ltd. †††,5	2,200	(37,448)
Queensland Gas Company Ltd. *,†††,5	13,600	(52,898)
Riversdale Mining Ltd. *,†††,5	7,100	(54,029)
BPZ Resources, Inc. *,†††,5	6,000	(112,800)

		(368,708)

Materials — (2.3)%
Dow Chemical Co. †	368	(10,105)
China National Building Material Company Ltd. †††,5	17,300	(23,432)
Anhui Conch Cement Company Ltd. †††,5	5,500	(24,761)
Fushan International Energy Group Ltd. †††,5	70,000	(25,165)
Sino Gold Mining Ltd. *,†††,5	9,100	(37,425)
Ivanhoe Mines Ltd. *,†††,5	4,780	(39,865)
Western Areas NL †††,5	6,600	(47,325)
Zoltek Companies, Inc. *,†††,5	2,900	(52,867)
Silver Wheaton Corp. *,†††,5	6,500	(68,246)
Agnico-Eagle Mines Ltd. †††,4,5	1,900	(125,612)

		(454,803)

Information Technology — (4.5)%
Corning, Inc. †	184	(3,364)
Synaptics, Inc. *,†	552	(15,533)
Varian Semiconductor Equipment Associates, Inc. *,†††,5	1,270	(33,299)
VeriSign, Inc. *,†††,5	1,300	(33,319)
Access Company Ltd. †††,5	18	(34,682)
Electronic Arts, Inc. *,†††,5	900	(36,720)
Intermec, Inc. *,†††,5	2,570	(50,938)
Baidu, Inc. ADR *,†††,5	200	(53,726)
Riverbed Technology, Inc. *,†††,5	4,100	(54,530)
Rambus, Inc. *,†††,5	3,680	(56,451)
Red Hat, Inc. *,†††,5	3,300	(58,905)
VMware, Inc. *,†††,5	2,500	(71,450)
Equinix, Inc. *,†††,5	1,000	(79,940)
Imperial Energy Corp. plc *,†††,5	4,200	(83,657)
SAVVIS, Inc. *,†††,5	5,900	(86,966)
Cree, Inc. *,†††,5	4,200	(115,332)

		(868,812)

Industrials — (5.8)%
Pitney Bowes, Inc. †	552	(11,802)
China Communications Construction Company, Ltd. †††,5	16,000	(16,571)
China Merchants Holdings International Company Ltd. †††,5	4,900	(17,461)
China National Materials Company Ltd. †††,5	37,600	(19,168)
Japan Steel Works Ltd. †††,5	1,600	(22,196)
Ausenco Ltd. †††,5	2,300	(24,817)
Toyo Tanso Company Ltd. †††,5	600	(32,408)
Ryanair Holdings plc †††,5	10,200	(38,219)
Meyer Burger Technology AG *,†††,5	200	(49,878)
General Electric Co. †	3,314	(53,853)
USG Corp. *,†††,5	5,580	(160,258)
Beijing Capital International Airport Company Ltd. †††,5	232,000	(200,659)
Brisa Auto-Estradas de Portugal S.A. †††,5	47,200	(490,927)

		(1,138,217)

Financials — (6.7)%
C C Land Holdings Ltd. †††,5	53,000	(14,782)
Stifel Financial Corp. *,†	368	(17,035)
Franshion Properties China Ltd. †††,5	84,600	(23,552)
Mizuho Trust & Banking Company Ltd. †††,5	18,800	(26,216)
Bank of America Corp. †	2,025	(26,548)
Aozora Bank Ltd. †††,5	17,300	(27,861)
JPMorgan Chase & Co. †	737	(28,057)
Monex Group, Inc. †††,5	83	(29,140)
Federated Investors, Inc. †	1,473	(33,525)
Mizuho Financial Group, Inc. †††,5	12,000	(49,593)
Aeon Mall Company Ltd. †††,5	1,900	(58,221)
PrivateBancorp, Inc. †††,5	2,400	(103,200)
Erste Group Bank AG †††,5	5,500	(337,971)
Wells Fargo & Co. †††,5	12,937	(565,621)

		(1,341,322)

Health Care — (7.8)%
Thermo Fisher Scientific, Inc. *,†	368	(17,620)
Sepracor, Inc. *,†††,5	1,350	(23,625)
Exelixis, Inc. *,†††,5	4,700	(30,127)
Becton Dickinson and Co. †	552	(40,903)
Intuitive Surgical, Inc. *,†††,5	200	(56,100)
Johnson & Johnson †	921	(57,065)
Zeltia S.A. †††,5	8,500	(57,969)
Savient Pharmaceuticals, Inc. *,†††,5	3,240	(64,282)
Sequenom, Inc. *,†††,5	3,140	(64,715)
Luminex Corp. *,†††,5	2,700	(68,823)
Auxilium Pharmaceuticals, Inc. *,†††,5	1,960	(72,167)
Vertex Pharmaceuticals, Inc. *,†††,5	2,700	(74,709)
Align Technology, Inc. *,†††,5	6,300	(76,860)
Acorda Therapeutics, Inc. *,†††,5	2,900	(77,575)
Intercell AG *,†††,5	2,000	(78,778)
Rigel Pharmaceuticals, Inc. *,†††,5	3,070	(78,838)
XenoPort, Inc. *,†††,5	1,790	(82,036)

Schedule of Investments
September 30, 2010 (unaudited)	SBL Z (Alpha Opportunity Series)

	Shares	Value
COMMON STOCKS† - (41.6)% (continued)
Health Care — (7.8)% (continued)
Regeneron Pharmaceuticals, Inc. *,†††,5	3,810	$(82,715)
AMAG Pharmaceuticals, Inc. *,†††,5	1,900	(82,954)
Basilea Pharmaceutica *,†††,5	500	(83,364)
Cepheid, Inc. *,†††,5	5,500	(84,700)
Alnylam Pharmaceuticals, Inc. *,†††,5	3,000	(88,231)
athenahealth, Inc. *,†††,5	2,700	(96,795)

		(1,540,951)

Consumer Discretionary — (9.5)%
PetMed Express, Inc. †	368	(6,440)
hhgregg, Inc.*, †	368	(9,112)
HOT Topic, Inc. †	1,657	(9,925)
Scholastic Corp. †	374	(10,405)
McGraw-Hill Companies, Inc. †	368	(12,166)
Tokyo Broadcasting System Holdings, Inc. †††,5	1,300	(21,836)
Best Buy Company, Inc. †	737	(30,091)
Buffalo Wild Wings, Inc. *	734	(35,151)
Genting Singapore plc *,†††,5	132,800	(43,724)
bwin Interactive Entertainment AG †††,5	1,700	(48,431)
PartyGaming plc *,†††,5	16,200	(60,974)
Sky Deutschland AG *,†††,5	4,200	(68,951)
Focus Media Holding Ltd. ADR *,†††,5	2,500	(75,000)
Marui Group Company, Ltd. †††,5	31,000	(233,861)
Pool Corp. †††,5	12,350	(305,663)
Electrolux AB †††,5	32,100	(422,058)
Volkswagen AG †††,5	1,300	(539,374)

		(1,933,162)

TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $8,074,471)		$(8,247,240)

EXCHANGE TRADED FUNDS† - (1.0)%
Vanguard European ETF	658	$(32,058)
Financial Select Sector SPDR Fund	3,682	(52,837)
CurrencyShares Euro Trust	658	(89,363)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $175,520)		(174,258)

TOTAL SECURITIES SOLD SHORT — (42.6%)
(Proceeds $8,249,991)		$(8,421,498)

Cash and Other Assets, Less Liabilities — 28.6%		5,646,698

Total Net Assets - 100.0%		$19,796,332

INVESTMENT CONCENTRATION
At September 30, 2010, the investment diversification of the Series was as follows:

	% of Net
Country	Assets	Value

United States	82.6%	$16,354,770
Cayman Islands	3.3	654,584
Jersey	2.2	426,843
United Kingdom	0.8	167,034
Belgium	0.6	130,283
Bermuda	0.3	72,334
Russian Federation	0.2	41,210
Netherlands	0.1	24,541
Canada	0.1	(2,111)
Ireland	0.0	(3,256)
Norway	(0.2)	(33,049)
Isle Of Man	(0.2)	(43,724)
Spain	(0.3)	(57,969)
Gibraltar	(0.4)	(60,974)
Hong Kong	(0.3)	(66,178)
Switzerland	(0.5)	(99,414)
Republic of Korea	(1.3)	(263,294)
Australia	(1.4)	(263,791)
China	(1.4)	(279,929)
Sweden	(2.0)	(422,058)
Austria	(2.3)	(465,180)
Portugal	(2.4)	(490,927)
Japan	(2.8)	(561,786)
Germany	(2.9)	(608,325)

Total Investments	71.5	$14,149,634

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $4,603,635)	81	$84,503

*	Non-income producing security

†	Value determined based on Level 1 inputs.

††	Value determined based on Level 2 inputs.

†††	Value determined based on Level 3 inputs.

[1]	All or a portion of this security is pledged as short security collateral at September 30, 2010.

[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime Brokerage services. The total market value of illiquid securities is $7,972,993, (cost $8,571,523), or 40.3% of total net assets. The security was deemed liquid at the time of purchase.

[3]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[4]	Security was acquired through a private placement.

[5]	Security sold short was fair valued by the Valuation Committee based on non-observable market inputs at September 30, 2010. The total market value of fair valued securities amounts to ($7,786,655), (proceeds $7,622,318), or (39.3%) of total net assets.

ADR	American Depositary Receipt

plc	Public Limited Company

NOTES TO FINANCIAL STATEMENTS
1. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Partners, LLC, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended September 30, 2010 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/2009	Additions	Reductions	9/30/2010	9/30/2010	Income
SBL V-Mid Cap Value	Common Stock:
	Hydrogen Corporation	$12,102	$—	$—	$2,084	672,346	—
2. Summary of Fair Value Exposure at Each Level
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are municipal bonds, certain mortgage and asset-backed securities, private investments in public equities (PIPEs), certain corporate debt, and short term securities with maturities of 60 days or less, including commercial paper and repurchase agreements.

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Foreign equities typically fall into Level 1, but may move to Level 2 depending on market conditions, post local close time. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
Fund	In Securities	Instruments	In Securities	In Securities	Total
Assets
SBL A (Large Cap Core Series)	$219,243,603	$—	$—	$—	$219,243,603
SBL B (Large Cap Value Series)	269,684,902	—	—	—	269,684,902
SBL C (Money Market Series)	—	—	117,201,839	—	117,201,839
SBL D (Global Series)	244,652,559	—	9,599,367	—	254,251,926
SBL E (U.S. Intermediate Bond Series)	38,712,397	—	84,268,736	225,176	123,206,309
SBL J (Mid Cap Growth Series)	145,703,452	—	493	—	145,703,945
SBL N (Managed Asset Allocation Series)	54,190,489	—	22,991,263	—	77,181,752
SBL O (All Cap Value Series)	152,512,131	—	—	—	152,512,131
SBL P (High Yield Series)	2,444,328	—	134,797,285	734,750	137,976,363
SBL Q (Small Cap Value Series)	110,126,453	—	252,654	—	110,379,107
SBL V (Mid Cap Value Series)	287,493,410	—	12,153,609	—	299,647,019
SBL X (Small Cap Growth Series)	39,225,008	—	—	—	39,225,008
SBL Y (Large Cap Concentrated Growth Series)	37,717,430	—	—	—	37,717,430
SBL Z (Alpha Opportunity Series)	17,247,586	84,503	5,323,546	—	22,655,635

Liabilities
SBL A (Large Cap Core Series)	—	29,055	—	—	29,055
SBL B (Large Cap Value Series)	—	46,410	—	—	46,410
SBL C (Money Market Series)	—	—	—	—	—
SBL D (Global Series)	—	—	—	—	—
SBL E (U.S. Intermediate Bond Series)	—	—	—	—	—
SBL J (Mid Cap Growth Series)	—	—	—	—	—
SBL N (Managed Asset Allocation Series)	—	—	—	—	—
SBL O (All Cap Value Series)	—	79,209	—	—	79,209
SBL P (High Yield Series)	—	—	—	—	—
SBL Q (Small Cap Value Series)	—	36,900	—	—	36,900
SBL V (Mid Cap Value Series)	—	222,995	—	—	222,995
SBL X (Small Cap Growth Series)	—	—	—	—	—
SBL Y (Large Cap Concentrated Growth Series)	—	—	—	—	—
SBL Z (Alpha Opportunity Series)	634,843	—	—	7,786,655	8,421,498
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to
Level 1.

NOTES TO FINANCIAL STATEMENTS (continued)
3. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
SBL E (U.S. Intermediate Bond Series)
Assets:
Beginning Balance	$224,706
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	470
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	225,176

SBL P (High Yield Series)
Assets:
Beginning Balance	$781,517
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	251,744
Purchases, sales, issuances, and settlements (net)	(5,102)
Transfers in and/or out of Level 3	(293,409)

Ending Balance	734,750

SBL Z (Alpha Opportunity Series)
Liabilities:
Beginning Balance	$7,786,655
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	—
Purchases & sales (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	7,786,655

NOTES TO FINANCIAL STATEMENTS (continued)
4. Security Valuation
Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: 11/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: 11/24/10
By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date: 11/24/10